[LOGO]

                                                            EDUCATION



Annual Report July 31, 2000



                    EATON VANCE                                       Arizona
                    MUNICIPALS
                      TRUST                                          Colorado

                                                                   Conneticut

                                       [GRAPHIC]                     Michigan

                                                                    Minnesota

                                                                   New Jersey

[PHOTO]                                                          Pennsylvania

[PHOTO]                                                                 Texas

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO]

Thomas J. Fetter
President

While municipal bond investors have faced the challenge of rising interest rates for much of the past year, the market has mounted a recovery in recent months. In its fight against inflation, the Federal Reserve has aggressively hiked interest rates, voicing concerns over higher labor costs, despite improvements in productivity. Now, after raising its key Federal Funds rate on six occasions since June 1999 for a total of 175 basis points (1.75%), there are at last some signs that the economy may have moderated from its blistering pace of the last year.

The bond market began the six-month period with a modest rally in February and March, as investors sought some refuge from the increasingly volatile equity markets. The rally stalled in April and May in anticipation of another Fed rate hike. However, by the end of the period, the Fed was hinting that it may be near the end of its interest-rate-hike cycle, which cheered bond investors. For the six-month period ended July 31, 2000, the Lehman Brothers Municipal Bond Index* - a widely recognized, unmanaged index of municipal bonds - posted a return of 5.93%.

Municipal bonds remain an undervalued asset class...

Municipal bonds remained significantly undervalued relative to Treasury bonds. The numbers are most compelling. At July 31, the ratio of municipal yields to Treasury yields was 99% - exceptionally high by historical standards. Market anomalies such as this often create unusual opportunities. Indeed, considering their tax-exempt status, municipal bonds appear to be an excellent bargain for income-oriented investors.

-----------------------------------------------------------------
MUNICIPAL BONDS YIELD 99% of TREASURY YIELDS

5.77%                               9.55%
30-Year AAA-rated                   Taxable equivalent yield
General Obligation (G0) Bonds*      in 39.6% tax bracket

5.78%
30-Year Treasury bond

Principal and interest payments of Treasury Securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are necessarily representative of a Fund's yield. Statistics as of July 31, 2000.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.
-----------------------------------------------------------------

The outlook for municipal bonds appears to be improving...

While municipal bond investors have endured difficulties over the past year, we believe the outlook has improved. First, municipal issuance has declined dramatically. Second, a surge in Federal tax receipts has resulted in rising estimates for the Federal budget surplus, sharply reducing the Treasury's borrowing needs. Third, the Treasury Department has announced that it will buy back at least $30 billion of 10-to-30-year bonds this fiscal year. That could, over time, contribute to lower long-term interest rates.

Finally, we are encouraged that, in the midst of an election year, Congress and the Administration have continued to exercise a high degree of fiscal discipline. While we will closely monitor the economic proposals of the major party nominees for president, we are confident that the progress of recent years can be maintained. That could result in a much improved outlook for all fixed-income areas, including the municipal bond market.


                             Sincerely,
                        /s/  Thomas J. Fetter
                             Thomas J. Fetter
                             President
                             September 12, 2000


*It is not possible to invest directly in the Index.


------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL CHANGE.
------------------------------------------------------------------------------

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
------------------------------------------------------------------------------
- Economic indicators showed very strong growth for Arizona in the first quarter of 2000. The state's unemployment rate was only 3.6%, the lowest since 1969. Manufacturing jobs experienced renewed growth, especially in the Tucson area, which added such jobs at a 15% annual rate.

- Consumer spending remained healthy in early 2000, particularly for high-cost items: motor vehicle sales increased by more than 20%. In contrast to national trends, consumer confidence levels maintained record highs. Personal income grew by 7% in 1999, placing Arizona 7th in the nation in that category.

- At 15% of the Portfolio, escrowed bonds constituted the largest weighting at July 31. Escrowed bonds are pre-refunded in advance of their call date and, backed by Treasury bonds, are deemed very high quality.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                52.2%
AA                 14.7%
A                   9.5%
BBB                 4.4%
BB                  3.2%
B                   0.9%
Non-Rated          15.1%

+ May not represent the Portfolio's current or future investments.
------------------------------------------------------------------------------

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                                1.56%       0.81%
Five Years                                              5.20        4.56
Life of Fund+                                           4.36        6.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -3.25%      -4.00%
Five Years                                              4.19        4.23
Life of Fund+                                           3.60        6.00

+ Inception date: Class A: 12/13/93; Class B: 7/25/91


THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.56% and 0.81%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.48 on July 31, 2000 from $9.85 on July 31, 1999, and the reinvestment of $0.502 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.54 from $10.95, and the reinvestment of $0.480 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.27% for Class A and 4.51% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.19% and 7.86%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.94% and 4.41%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.62% and 7.69% respectively.(4)


[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ARIZONA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
July 31, 1991 - July 31, 2000

                                7/91        7/93        7/95        7/97        7/99         7/00
                           -------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index         $10,000

Eaton Vance Arizona
Municpals Fund, Class B      $10,000



* Source: TowersData, Bethesda, MD. Investment operations commenced on 7/25/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index,a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $13,272 on 7/31/00; $12,640, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.
    It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.64% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;
    3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.33% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE COLORADO MUNICIPALS FUND AS OF JULY 31, 2000
INVESTMENT UPDATE

[PHOTO]


William H. Ahern
Portfolio Manager


MANAGEMENT UPDATE
------------------------------------------------------------------------------

- Colorado's economy continued to exhibit signs of strong growth in the first half of 2000, with the only indication of a slowdown occurring in the construction market. The rising price of residential homes has resulted in a shift away from single-family to multi-family construction. At July 31, bonds for multi-family housing represented nearly 10% of the Portfolio.

- The Denver-Boulder inflation rate, an indicator of inflation for the state, rose 2.9% in 1999, slightly higher than the national rate but still relatively low. The forecasted increase for 2000 is 3.2%. Colorado has higher inflation than the U.S. because of the strength of its economy and higher employment costs.

- A recent study showed that Coloradans are highly dependent on their cars and trucks - 85% of all trips in the state are made by motor vehicle. At 18% of the Portfolio, the largest sector weighting at July 31 was insured transportation issues,* including two issues from the Colorado Public Highway Authority.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                44.5%
AA                 10.2%
A                  16.6%
BBB                 8.9%
Non-Rated          19.8%

+May not represent the Portfolio's current or future investments.

------------------------------------------------------------------------------

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                                1.18%       0.45%
Five Years                                              5.27        4.62
Life of Fund+                                           4.00        4.97

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------
One Year                                               -3.65%      -4.34%
Five Years                                              4.25        4.28
Life of Fund+                                           3.24        4.97

+Inception date: Class A: 12/10/93; Class B: 8/25/92

THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.18% and 0.45%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.16 on July 31, 2000 from $9.57 on July 31, 1999, and the reinvestment of $0.504 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.97 from $10.41, and the reinvestment of $0.471 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.46% for Class A and 4.69% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.49% and 8.15%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 5.29% and 4.82%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.20% and 8.38% respectively.(4)


[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE COLORADO MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
August 31, 1992 - July 31, 2000

                                8/92        8/94        8/96        8/99        7/00
                           -----------------------------------------------------------
Lehman Brothers
Municipal Bond Index         $10,000

Eaton Vance Colorado
Municpals Fund, Class B      $10,000



* Source: TowersData, Bethesda, MD. Investment operations commenced on 8/25/92. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,974 on 7/31/00; $12,356, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.47% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.63% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]


William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- The Connecticut economy maintained its strong expansion in the first half of 2000. The unemployment rate continued to drop to record lows, and the number of new jobs increased from 1999. Similar to the U.S. economy, however, Connecticut has had some indications of a slowdown - the state's manufacturing activity and housing starts are down this year.

- Education and insured education bonds,* combined, accounted for more than 20% of the Portfolio's holdings at July 31. These bonds included issues from University of Connecticut, Trinity College, and Yale University.

- Call protection remained an important element of management's strategy. As more bonds reached early redemption dates, management increased call protection to help improve the Portfolio's performance.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                38.9%
AA                 20.0%
A                  11.0%
BBB                17.8%
BB                  1.0%
Non-Rated          11.3%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                                2.09%       1.31%
Five Years                                              5.48        4.68
Life of Fund+                                           5.72        5.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------
One Year                                               -2.74%      -3.54%
Five Years                                              4.46        4.35
Life of Fund+                                           4.91        5.00

+ Inception date: Class A: 4/19/94; Class B: 5/1/92


THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 2.09% and 1.31%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.14 on July 31, 2000 from $10.46 on July 31, 1999, and the reinvestment of $0.518 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.09 from $10.40, and the reinvestment of $0.431 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.03% for Class A and 4.24% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.72% and 7.35%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.83% and 4.26%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.37% and 7.39% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CONNECTICUT MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
May 31, 1992 - July 31, 2000

                                5/92        5/94        5/96        5/98        7/00
                           ------------------------------------------------------------
Lehman Brothers
Municipal Bond Index         $10,000

Eaton Vance Connecticut
Municpals Fund, Class B      $10,000



* Source: TowersData, Bethesda, MD. Investment operations commenced on 5/1/92. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/30/94 at net asset value would have grown to $14,193 on 7/31/00; $13,517, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
    (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;
    3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.59% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JULY 31, 2000
INVESTMENT UPDATE

[PHOTO]



William H. Ahern
Portfolio Manager


MANAGEMENT UPDATE
------------------------------------------------------------------------------

- Critical components of the Michigan economy, car and light truck sales in the U.S., as of April 2000, were up more than 10% from last year's phenomenal pace. Real disposable income in the U.S, a leading indicator of durable goods expenditures such as light vehicles, grew by 2.2% in the U.S. in the first quarter and 4.0% for all of 1999, an encouraging sign for continuing strength in Michigan's economy.

- Insured water and sewer issues* were among the Portfolio's largest holdings (10.7%) at July 31. The pace of residential construction has increased the need for infrastructure improvements, resulting in ample supply and attractive yields for this sector.

- Healthcare bonds represented the Portfolio's largest sector weighting at July
  31. In a very competitive Michigan healthcare market, the Portfolio focused on those institutions with sound financial structures, good management and a favorable demographic base.

*Private insurance does not decrease the risk of loss of principal associated with these investments.


[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                55.4%
AA                  2.4%
A                  23.0%
BBB                 7.5%
BB                  0.8%
Non-Rated          10.9%

+May not represent the Portfolio's current or future investments.

------------------------------------------------------------------------------

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                                1.55%       0.75%
Five Years                                              4.80        4.24
Life of Fund+                                           3.64        5.35

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------
One Year                                               -3.27%      -4.04%
Five Years                                              3.78        3.91
Life of Fund+                                           2.88        5.35

+Inception date: Class A: 12/7/93; Class B: 4/19/91

THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.55% and 0.75%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.04 on July 31, 2000 from $9.43 on July 31, 1999, and the reinvestment of $0.471 per share in tax-free income and $0.043 per share capital gain distribution.(2) For Class B, this return resulted from a decline in NAV to $10.09 from $10.52, and the reinvestment of $0.447 per share in tax-free income and $0.043 per share capital gain distribution.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.27% for Class A and 4.46% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.22% and 7.81%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.88% and 4.41%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.54% and 7.72% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MICHIGAN MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
April 30, 1991 - July 31, 2000

                                4/91        4/93        4/95        4/97        4/99         7/00
                           -------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Michigan
Municpals Fund, Class B     $10,000



* Source: TowersData, Bethesda, MD. Investment operations commenced on 4/19/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,685 on 7/31/00; $12,081, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.86% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.66% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Robert B. MacIntosh
Portfolio Manager


MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Minnesota's seasonally adjusted unemployment rate at the end of July was 2.5%. Non-farm employment levels continued to rise, with the construction industry leading the way with a job growth rate of 6.9% from April 1999 to April 2000. Employment in retail and services also grew, offsetting a decrease in manufacturing jobs.

- The Federal Reserve Bank of Minnesota forecasts continued economic expansion for the region through 2001. An ongoing tight labor market will provide steadily increasing wage and price pressure, however, as employers are forced to lure qualified workers with higher compensation packages.

- In the Portfolio, management slightly reduced its exposure to zero-coupon bonds, as falling interest rates through the year caused zero-coupon bonds to appreciate dramatically. In addition, management chose not to increase its exposure to the hospital/healthcare industry, which has been experiencing intense competition and revenue pressures.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                38.6%
AA                 15.0%
A                  17.6%
BBB                17.2%
Non-Rated          11.6%


+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                                1.21%       0.52%
Five Years                                              4.87        4.18
Life of Fund+                                           3.80        4.83

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -3.58%      -4.29%
Five Years                                              3.87        3.85
Life of Fund+                                           3.04        4.83

+ Inception date: Class A: 12/9/93; Class B: 7/29/91

THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.21% and 0.52%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.07 on July 31, 2000 from $9.46 on July 31, 1999, and the reinvestment of $0.486 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.77 from $ 10.17, and the reinvestment of $0.437 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.35% for Class A and 4.52% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.63% and 8.13%, respectively.(4)

- The SEC 30-day yields for July 31 were 5.17% and 4.63%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.30% and 8.33% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MINNESOTA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
July 31, 1991 - July 31, 2000

                                7/91        7/93        7/95        7/97        7/99         7/00
                           -------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Minnesota
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 7/29/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal
    Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,813 on 7/31/00; $12,203, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 44.43% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.38% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
------------------------------------------------------------------------------

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Despite a continuing decline in manufacturing, the New Jersey economy was sustained in the first half of 2000 by strong growth in the finance and trade sectors. Non-farm employment dropped off somewhat in July, though seasonal job losses were offset by gains in the retail and service sectors. The state's July 2000 jobless rate was 3.7%, down from 4.7% a year ago.

- The New Jersey Shore tourism industry was on track for another strong summer. Although unseasonably cool weather in 2000 resulted in a decline in some area businesses, overall the Shore has been a thriving tourist destination, thanks in part to New Jersey's strong economy.

- New Jersey tax-exempt bonds, experiencing strong demand from retail markets, were recently trading at high price levels. Consequently, management continued its exposure to non-traditional issuers, such as Puerto Rico and Guam, which can provide sound investments at reasonable price levels. In addition, with yield spreads tightening, management reduced positions in lower investment grade-quality credits.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                24.6%
AA                 16.3%
A                  13.7%
BBB                15.9%
BB                  7.2%
B                   1.0%
Non-Rated          21.3%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                                1.34%       0.63%
Five Years                                              5.26        4.39
Life of Fund+                                           5.41        5.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -3.49%      -4.17%
Five Years                                              4.23        4.05
Life of Fund+                                           4.60        5.61

+Inception date: Class A: 4/13/94; Class B: 1/8/91

THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.34% and 0.63%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.76 on July 31, 2000 from $10.19 on July 31, 1999, and the reinvestment of $0.543 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.18 from $ 10.61, and the reinvestment of $0.478 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.48% for Class A and 4.67% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.69% and 8.26%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 5.31% and 4.80%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.39% and 8.49% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW JERSEY MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
January 31, 1991 - July 31, 2000

                                1/91        1/93        1/95        1/97        1/99         7/00
                           -------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance New Jersey
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 1/8/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/30/94 at net asset value would have grown to $13,938 on 7/31/00; $13,274, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year;
    2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.64% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
------------------------------------------------------------------------------

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Pennsylvania continued its economic expansion, paced by strong gains in the construction and service sectors. Total non-farm jobs rose 55,000 over the past year, paced by strong gains in the service sector. The Commonwealth's July 2000 unemployment rate was 4.0%, remaining at the lowest level in 27 years.

- Lehigh Valley communities have made a concerted effort in recent years to draw technology to an area whose economy was once dominated by steel production. The cities of Allentown, Easton and Bethlehem have created nearly 40,000 new high-tech jobs since the mid-1990s.

- The Portfolio maintained its exposure to industrial development revenue bonds
  (IDBs), the largest sector weighting (17.2%) at July 31, 2000. In addition to providing above-average coupons, IDBs provide financing for projects for well-known companies, including SunCompany. and Corning, Inc.


[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                47.2%
AA                  1.1%
A                  13.7%
BBB                12.7%
BB                  2.6%
Non-Rated          22.7%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
---------------------------------------------------------------------------
One Year                                                0.58%      -0.15%
Five Years                                              4.72        3.83
Life of Fund+                                           4.95        5.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -4.21%      -4.91%
Five Years                                              3.70        3.50
Life of Fund+                                           4.12        5.27

+Inception date: Class A: 6/1/94; Class B: 1/8/91

THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 0.58% and -0.15%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.48 on July 31, 2000 from $9.99 on July 31, 1999, and the reinvestment of $0.552 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.80 from $ 10.31, and the reinvestment of $0.482 per share in tax-free income.2

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.70% for Class A and 4.85% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.71% and 8.26%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 5.57% and 5.09%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.49% and 8.67% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
January 31, 1991 - July 31, 2000

                                1/91        1/93        1/95        1/97        1/99         7/00
                           -------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Pennsylvania
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 1/8/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal
    Bond Index. An investment in Class A shares on 6/30/94 at net asset value would have grown to $13,472 on 7/31/00; $12,831, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 41.29% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.59% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE TEXAS MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]


Thomas M. Metzold
Portfolio Manager


MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- The seasonally adjusted unemployment rate in Texas was 4.1% in July 2000, versus 4.6% the previous year. It is the lowest rate recorded in the state since 1979. While non-farm employment fell in July, mostly due to losses in government jobs, most other major industries saw employment gains, especially the services sector.

- A thriving economy and a tight labor market have coincided with declining unemployment rates near the Texas/Mexico border, which historically has had some of the highest unemployment rates in the nation. Whether workers are leaving the area to seek employment elsewhere in the state is as yet unclear, but the border region is experiencing its lowest unemployment in decades and is benefiting from the statewide economic boom.

- Constituting 31.8% of the Portfolio at July 31, general obligations played a significant role in the Portfolio. Amid a strong economy and impressive personal income growth, the state and local coffers enjoyed a surge in tax revenues. The Portfolio's G.O. holdings included several regional school systems, as well as Texas Veterans' Housing Assistance bonds.


[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
------------------------------------------------------------------------------
AAA                55.9%
AA                 13.2%
A                  10.5%
BBB                 5.5%
Non-Rated          14.9%

+ May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
---------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
---------------------------------------------------------------------------
One Year                                                1.74%       0.91%
Five Years                                              5.43        4.79
Life of Fund+                                           4.12        5.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -3.12%      -3.90%
Five Years                                              4.41        4.46
Life of Fund+                                           3.36        5.56

+Inception date: Class A: 12/8/93; Class B: 3/24/92

THE FUND
-------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.74% and 0.91%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.21 on July 31, 2000 from $9.56 on July 31, 1999, and the reinvestment of $0.495 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.31 from $ 10.71, and the reinvestment of $0.479 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.21% for Class A and 4.47% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.63% and 7.40%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.85% and 4.35%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.03% and 7.20% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TEXAS MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL
BOND INDEX*
March 31, 1992 - July 31, 2000

                                3/92        3/94        3/96        3/98        7/00
                           -------------------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Texas
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 3/24/92. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $13,080 on 7/31/00; $12,458, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value
    (NAV). (4) Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:
    5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year;
    1% - 6th year.

    Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.86% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $72,776,275    $31,280,543     $132,350,790     $84,199,357
   Unrealized appreciation
      (depreciation)                          847,705       (660,885)         785,841       1,377,091
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE                $73,623,980    $30,619,658     $133,136,631     $85,576,448
------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    23,419    $        --     $    258,555     $     2,137
Prepaid expenses                                   --          7,400            9,400              --
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $73,647,399    $30,627,058     $133,404,586     $85,578,585
------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $    50,334    $    86,117     $    300,118     $   115,817
Dividends payable                             127,272         55,825          222,566         149,753
Payable to affiliate for Trustees' fees           155             --               --             403
Accrued expenses                               27,777         13,405           53,433          32,357
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   205,538    $   155,347     $    576,117     $   298,330
------------------------------------------------------------------------------------------------------
NET ASSETS                                $73,441,861    $30,471,711     $132,828,469     $85,280,255
------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------
Paid-in capital                           $73,707,135    $31,901,945     $136,370,614     $85,687,532
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (985,707)      (784,864)      (4,237,847)     (1,702,984)
Accumulated undistributed (distributions
   in excess of) net investment income       (127,272)        15,515          (90,139)        (81,384)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of
   identified cost)                           847,705       (660,885)         785,841       1,377,091
------------------------------------------------------------------------------------------------------
TOTAL                                     $73,441,861    $30,471,711     $132,828,469     $85,280,255
------------------------------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 5,063,889    $ 2,026,182     $  8,850,880     $ 2,700,540
SHARES OUTSTANDING                            534,409        221,213          872,686         298,694
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.48    $      9.16     $      10.14     $      9.04
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      9.95    $      9.62     $      10.65     $      9.49
------------------------------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------------------------------
NET ASSETS                                $68,377,972    $28,445,529     $123,977,589     $82,579,715
SHARES OUTSTANDING                          6,487,867      2,851,697       12,283,857       8,181,363
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.54    $      9.97     $      10.09     $     10.09
------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $48,131,894     $248,404,183      $246,457,700     $10,775,129
   Unrealized appreciation
      (depreciation)                           715,974           (4,689)       (8,765,560)        235,269
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE                 $48,847,868     $248,399,494      $237,692,140     $11,010,398
---------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $     1,778     $    275,291      $     67,741     $     4,044
Prepaid expenses                                 4,439            9,400                --          11,601
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $48,854,085     $248,684,185      $237,759,881     $11,026,043
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $     3,887     $    212,692      $    151,147     $        --
Dividends payable                               90,849          459,794           443,204          19,122
Payable to affiliate for Trustees' fees             21               --               403              --
Accrued expenses                                20,008           91,275            83,504          15,367
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   114,765     $    763,761      $    678,258     $    34,489
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $48,739,320     $247,920,424      $237,081,623     $10,991,554
---------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------
Paid-in capital                            $51,772,672     $254,354,406      $255,612,284     $11,191,984
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (3,745,078)      (6,203,587)       (9,314,660)       (422,764)
Accumulated distributions in excess of
   net investment income                        (4,248)        (225,706)         (450,441)        (12,935)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of
   identified cost)                            715,974           (4,689)       (8,765,560)        235,269
---------------------------------------------------------------------------------------------------------
TOTAL                                      $48,739,320     $247,920,424      $237,081,623     $10,991,554
---------------------------------------------------------------------------------------------------------

Class A Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 5,079,028     $ 14,690,197      $  9,302,429     $   343,330
SHARES OUTSTANDING                             559,673        1,505,506           980,841          37,296
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.07     $       9.76      $       9.48     $      9.21
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      9.52     $      10.25      $       9.95     $      9.67
---------------------------------------------------------------------------------------------------------

Class B Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $43,660,292     $233,230,227      $227,779,194     $10,648,224
SHARES OUTSTANDING                           4,470,552       22,920,416        23,236,685       1,032,709
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.77     $      10.18      $       9.80     $     10.31
---------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 4,937,160    $ 2,062,167     $ 8,476,848      $ 5,768,483
Expenses allocated from Portfolio            (406,321)      (121,047)       (683,140)        (481,034)
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 4,530,839    $ 1,941,120     $ 7,793,708      $ 5,287,449
------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $     1,042    $       187     $     4,391      $     3,736
Distribution and service fees
   Class A                                      8,625          3,766          15,221            2,481
   Class B                                    699,977        289,724       1,253,308          816,678
Legal and accounting services                  32,079         14,552          16,427           32,468
Printing and postage                           10,113          3,887          15,303           12,036
Custodian fee                                  11,875          5,329          17,719           13,685
Transfer and dividend disbursing agent
   fees                                        66,689         28,858         128,202           82,154
Registration fees                               7,620          1,663           1,619            2,900
Miscellaneous                                  12,624          8,610          14,089           19,005
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   850,644    $   356,576     $ 1,466,279      $   985,143
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 3,680,195    $ 1,584,544     $ 6,327,429      $ 4,302,306
------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (527,758)   $    (9,485)    $  (388,620)     $(1,675,035)
   Financial futures contracts                 (1,488)         6,302          21,285           38,732
   Options                                         --         (5,327)        (22,830)              --
------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                         $  (529,246)   $    (8,510)    $  (390,165)     $(1,636,303)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(3,317,432)   $(1,669,441)    $(4,808,155)     $(2,821,594)
   Financial futures contracts                 (1,787)         1,079           4,586            1,618
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,319,219)   $(1,668,362)    $(4,803,569)     $(2,819,976)
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,848,465)   $(1,676,872)    $(5,193,734)     $(4,456,279)
------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $  (168,270)   $   (92,328)    $ 1,133,695      $  (153,973)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
--------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $ 3,280,707     $ 17,202,166      $ 17,367,688     $ 818,649
Expenses allocated from Portfolio             (223,602)      (1,445,515)       (1,549,519)      (62,152)
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $ 3,057,105     $ 15,756,651      $ 15,818,169     $ 756,497
--------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     2,224     $      4,391      $      4,826     $     241
Distribution and service fees
   Class A                                       8,681           24,879            15,654           659
   Class B                                     443,898        2,317,242         2,394,373       119,776
Legal and accounting services                    5,566            4,673            32,130        14,716
Printing and postage                             8,613           33,725            30,933         2,326
Custodian fee                                    9,207           25,810            26,735         6,530
Transfer and dividend disbursing agent
   fees                                         48,198          231,714           258,355        10,926
Registration fees                                  712           11,285             6,950         2,060
Miscellaneous                                   11,731           23,937            30,508         6,512
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   538,830     $  2,677,656      $  2,800,464     $ 163,746
--------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 2,518,275     $ 13,078,995      $ 13,017,705     $ 592,751
--------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $  (607,081)    $    (11,015)     $    210,641     $(291,803)
   Financial futures contracts                  (1,277)          (6,305)           11,827            --
--------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $  (608,358)    $    (17,320)     $    222,468     $(291,803)
--------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                             $(1,965,078)    $(13,347,272)     $(15,716,003)    $(374,388)
   Financial futures contracts                 (47,823)        (409,911)           (5,955)           --
--------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(2,012,901)    $(13,757,183)     $(15,721,958)    $(374,388)
--------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(2,621,259)    $(13,774,503)     $(15,499,490)    $(666,191)
--------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $  (102,984)    $   (695,508)     $ (2,481,785)    $ (73,440)
--------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  3,680,195   $ 1,584,544     $  6,327,429    $  4,302,306
   Net realized loss                          (529,246)       (8,510)        (390,165)     (1,636,303)
   Net change in unrealized appreciation
      (depreciation)                        (3,319,219)   (1,668,362)      (4,803,569)     (2,819,976)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (168,270)  $   (92,328)    $  1,133,695    $   (153,973)
------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (241,991)  $  (106,729)    $   (458,160)   $   (115,116)
      Class B                               (3,438,204)   (1,484,089)      (5,694,569)     (4,061,767)
   In excess of net investment income
      Class A                                   (4,234)           --               --              --
      Class B                                  (31,164)           --               --              --
   In excess of net realized gain
      Class A                                       --            --               --         (12,152)
      Class B                                       --            --               --        (372,944)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (3,715,593)  $(1,590,818)    $ (6,152,729)   $ (4,561,979)
------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  1,256,117   $   409,768     $  2,421,487    $  1,766,416
      Class B                                3,886,251     2,109,410        6,078,777       2,345,318
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  156,624        56,650          266,074          45,897
      Class B                                1,224,573       728,019        2,677,695       2,138,787
   Cost of shares redeemed
      Class A                               (1,568,597)     (379,583)      (2,754,771)       (805,002)
      Class B                              (21,720,622)   (8,492,691)     (29,087,934)    (24,588,871)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(16,765,654)  $(5,568,427)    $(20,398,672)   $(19,097,455)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(20,649,517)  $(7,251,573)    $(25,417,706)   $(23,813,407)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                      $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 73,441,861   $30,471,711     $132,828,469    $ 85,280,255
------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (127,272)  $    15,515     $    (90,139)   $    (81,384)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  2,518,275    $ 13,078,995      $ 13,017,705     $   592,751
   Net realized gain (loss)                    (608,358)        (17,320)          222,468        (291,803)
   Net change in unrealized appreciation
      (depreciation)                         (2,012,901)    (13,757,183)      (15,721,958)       (374,388)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $   (102,984)   $   (695,508)     $ (2,481,785)    $   (73,440)
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (263,336)   $   (896,106)     $   (527,105)    $   (22,049)
      Class B                                (2,143,787)    (11,892,126)      (12,490,600)       (582,429)
   In excess of net investment income
      Class A                                        --          (4,341)          (17,518)           (693)
      Class B                                        --              --          (105,334)        (11,501)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (2,407,123)   $(12,792,573)     $(13,140,557)    $  (616,672)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  1,573,689    $  3,218,079      $  1,932,075     $    42,161
      Class B                                 2,242,405       9,201,444         7,903,213         487,869
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   109,042         364,616           332,672           8,438
      Class B                                 1,144,172       5,782,003         5,211,975         207,401
   Cost of shares redeemed
      Class A                                (1,249,986)     (6,914,908)       (3,097,089)       (143,305)
      Class B                               (12,747,156)    (58,358,315)      (73,380,671)     (4,597,501)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $ (8,927,834)   $(46,707,081)     $(61,097,825)    $(3,994,937)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(11,437,941)   $(60,195,162)     $(76,720,167)    $(4,685,049)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                       $ 60,177,261    $308,115,586      $313,801,790     $15,676,603
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $ 48,739,320    $247,920,424      $237,081,623     $10,991,554
---------------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net
investment income included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $     (4,248)   $   (225,706)     $   (450,441)    $   (12,935)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,282,323   $ 1,740,925     $  6,841,982    $  4,920,189
   Net realized gain                         1,622,655       811,139        1,435,275       2,217,392
   Net change in unrealized appreciation
      (depreciation)                        (4,960,998)   (2,289,164)      (5,197,247)     (6,686,326)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    943,980   $   262,900     $  3,080,010    $    451,255
------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (301,613)  $  (113,038)    $   (367,948)   $    (77,207)
      Class B                               (3,980,710)   (1,659,567)      (6,438,328)     (4,801,254)
   In excess of net investment income
      Class A                                   (1,295)           --               --              --
      Class B                                  (75,917)           --               --              --
   From net realized gain
      Class A                                       --            --               --          (2,684)
      Class B                                       --            --               --        (148,743)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,359,535)  $(1,772,605)    $ (6,806,276)   $ (5,029,888)
------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  5,695,521   $   410,035     $  5,614,029    $    476,350
      Class B                                7,317,398     3,574,611       10,368,849       4,918,939
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  145,259        58,140          213,503          50,026
      Class B                                1,488,338       842,774        3,425,924       2,605,627
   Cost of shares redeemed
      Class A                               (3,679,906)     (536,119)      (1,587,114)       (244,401)
      Class B                              (16,250,220)   (4,822,974)     (20,380,835)    (23,876,690)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (5,283,610)  $  (473,533)    $ (2,345,644)   $(16,070,149)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (8,699,165)  $(1,983,238)    $ (6,071,910)   $(20,648,782)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                      $102,790,543   $39,706,522     $164,318,085    $129,742,444
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (167,857)  $    21,789     $   (264,839)   $   (203,652)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  2,807,821    $ 14,517,141      $ 15,476,859     $   737,118
   Net realized gain                            848,429       7,082,662         5,867,482         329,438
   Net change in unrealized appreciation
      (depreciation)                         (3,102,438)    (19,049,564)      (18,321,912)       (862,442)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $    553,812    $  2,550,239      $  3,022,429     $   204,114
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (225,700)   $   (830,624)     $   (567,134)    $   (21,492)
      Class B                                (2,582,121)    (13,686,517)      (15,120,969)       (719,293)
   In excess of net investment income
      Class A                                    (3,995)         (8,497)          (11,869)             --
      Class B                                    (5,888)        (19,571)         (316,467)             --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (2,817,704)   $(14,545,209)     $(16,016,439)    $  (740,785)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  1,586,280    $ 10,874,081      $  9,157,522     $   263,076
      Class B                                 4,513,386      26,459,043        16,392,325         717,516
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   117,088         407,915           372,064          11,491
      Class B                                 1,383,773       7,147,875         7,015,145         274,459
   Cost of shares redeemed
      Class A                                  (681,021)     (3,283,634)       (6,986,416)       (173,118)
      Class B                               (11,372,093)    (49,220,137)      (57,299,191)     (2,240,673)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $ (4,452,587)   $ (7,614,857)     $(31,348,551)    $(1,147,249)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $ (6,716,479)   $(19,609,827)     $(44,342,561)    $(1,683,920)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                       $ 66,893,740    $327,725,413      $358,144,351     $17,360,523
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $ 60,177,261    $308,115,586      $313,801,790     $15,676,603
---------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (148,119)   $   (512,128)     $   (327,589)    $    10,986
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      ARIZONA FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)     1998(1)
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.850     $10.200     $10.090
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.495     $ 0.504     $ 0.499
Net realized and unrealized
   gain (loss)                     (0.363)     (0.348)      0.126
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.132     $ 0.156     $ 0.625
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.493)    $(0.504)    $(0.499)
In excess of net investment
   income                          (0.009)     (0.002)     (0.016)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.502)    $(0.506)    $(0.515)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.480     $ 9.850     $10.200
------------------------------------------------------------------

TOTAL RETURN(2)                      1.56%       1.48%       6.34%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 5,064     $ 5,409     $ 3,498
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.89%       0.77%       0.78%
   Expenses after custodian
      fee reduction(3)               0.88%       0.76%       0.76%
   Net investment income             5.30%       4.90%       4.88%
Portfolio Turnover of the
   Portfolio                           25%         38%         23%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     ARIZONA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.950      $11.340      $11.220     $ 10.680     $ 10.530
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.476      $ 0.472      $ 0.476     $  0.486     $  0.482
Net realized and unrealized
   gain (loss)                      (0.409)      (0.381)       0.134        0.539        0.161
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $ 0.067      $ 0.091      $ 0.610     $  1.025     $  0.643
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.473)     $(0.472)     $(0.476)    $ (0.485)    $ (0.488)
In excess of net investment
   income                           (0.004)      (0.009)      (0.014)          --       (0.005)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.477)     $(0.481)     $(0.490)    $ (0.485)    $ (0.493)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.540      $10.950      $11.340     $ 11.220     $ 10.680
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       0.81%        0.74%        5.54%        9.85%        6.17%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $68,378      $88,682      $99,293     $109,379     $127,681
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.63%        1.56%        1.57%        1.58%        1.56%
   Expenses after custodian
      fee reduction(3)                1.62%        1.55%        1.55%        1.57%        1.55%
   Net investment income              4.58%        4.16%        4.22%        4.50%        4.49%
Portfolio Turnover of the
   Portfolio                            25%          38%          23%          10%          18%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      COLORADO FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000        1999        1998
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.570     $ 9.950     $ 9.920
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.495     $ 0.507     $ 0.507
Net realized and unrealized
   gain (loss)                     (0.402)     (0.374)      0.038
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.093     $ 0.133     $ 0.545
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.503)    $(0.513)    $(0.515)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.503)    $(0.513)    $(0.515)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.160     $ 9.570     $ 9.950
------------------------------------------------------------------

TOTAL RETURN(1)                      1.18%       1.27%       5.62%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $ 2,026     $ 2,021     $ 2,172
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       0.78%       0.63%       0.74%
   Expenses after custodian
      fee reduction(2)               0.75%       0.59%       0.71%
   Net investment income             5.48%       5.09%       5.14%
Portfolio Turnover of the
   Portfolio                           14%         33%         18%
------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  COLORADO FUND -- CLASS B
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.410     $10.820     $10.800     $10.170     $10.020
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income             $ 0.468     $ 0.467     $ 0.478     $ 0.491     $ 0.480
Net realized and unrealized
   gain (loss)                     (0.440)     (0.401)      0.025       0.621       0.162
------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.028     $ 0.066     $ 0.503     $ 1.112     $ 0.642
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income        $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.970     $10.410     $10.820     $10.800     $10.170
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      0.45%       0.54%       4.74%      11.26%       6.46%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $28,446     $35,703     $37,535     $40,786     $42,972
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   1.52%       1.46%       1.51%       1.53%       1.49%
   Net expenses after
      custodian fee
      reduction(2)                   1.49%       1.42%       1.48%       1.49%       1.45%
   Net investment income             4.75%       4.32%       4.40%       4.75%       4.69%
Portfolio Turnover of the
   Portfolio                           14%         33%         18%         14%         53%
------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or
   Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                                                       1.51%
   Expenses after custodian
      fee reduction(2)                                                               1.46%
   Net investment income                                                             4.67%
Net investment income per
   share                                                                          $ 0.478
------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    CONNECTICUT FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000        1999      1998(1)
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.460     $10.710     $10.640
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.521     $ 0.539     $ 0.529
Net realized and unrealized
   gain (loss)                     (0.323)     (0.258)      0.091
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.198     $ 0.281     $ 0.620
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.518)    $(0.531)    $(0.529)
In excess of net investment
   income                              --          --      (0.021)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.518)    $(0.531)    $(0.550)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.140     $10.460     $10.710
------------------------------------------------------------------

TOTAL RETURN(2)                      2.09%       2.60%       5.97%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 8,851     $ 9,222     $ 5,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.82%       0.75%       0.76%
   Expenses after custodian
      fee reduction(3)               0.80%       0.73%       0.75%
   Net investment income             5.23%       4.89%       4.93%
Portfolio Turnover of the
   Portfolio                           20%         18%          7%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CONNECTICUT FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                    2000         1999        1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.400     $ 10.640     $ 10.570     $ 10.120     $  9.970
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income             $  0.439     $  0.440     $  0.438     $  0.453     $  0.452
Net realized and unrealized
   gain (loss)                      (0.321)      (0.243)       0.080        0.450        0.169
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $  0.118     $  0.197     $  0.518     $  0.903     $  0.621
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income        $ (0.428)    $ (0.437)    $ (0.438)    $ (0.453)    $ (0.452)
In excess of net investment
   income                               --           --       (0.010)          --       (0.019)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.428)    $ (0.437)    $ (0.448)    $ (0.453)    $ (0.471)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.090     $ 10.400     $ 10.640     $ 10.570     $ 10.120
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       1.31%        1.84%        4.99%        9.17%        6.30%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $123,978     $149,024     $159,125     $171,634     $181,608
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.56%        1.59%        1.60%        1.58%
   Expenses after custodian
      fee reduction(3)                1.58%        1.54%        1.58%        1.60%        1.57%
   Net investment income              4.46%        4.11%        4.14%        4.45%        4.45%
Portfolio Turnover of the
   Portfolio                            20%          18%           7%          11%          23%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      MICHIGAN FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)     1998(1)
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.430     $ 9.820     $ 9.750
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.480     $ 0.471     $ 0.474
Net realized and unrealized
   gain (loss)                     (0.356)     (0.385)      0.092
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.124     $ 0.086     $ 0.566
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.471)    $(0.461)    $(0.496)
From net realized gain                 --      (0.015)         --
In excess of net realized gain     (0.043)         --          --
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.514)    $(0.476)    $(0.496)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.040     $ 9.430     $ 9.820
------------------------------------------------------------------

TOTAL RETURN(2)                      1.55%       0.81%       5.95%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 2,701     $ 1,737     $ 1,526
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.81%       0.80%       0.83%
   Expenses after custodian
      fee reduction(3)               0.81%       0.79%       0.81%
   Net investment income             5.40%       4.81%       4.85%
Portfolio Turnover of the
   Portfolio                           30%         31%         26%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    MICHIGAN FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.520     $ 10.950     $ 10.870     $ 10.420     $ 10.250
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.459     $  0.440     $  0.448     $  0.460     $  0.464
Net realized and unrealized
   gain (loss)                      (0.401)      (0.420)       0.097        0.454        0.195
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $ 0.058     $  0.020     $  0.545     $  0.914     $  0.659
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.445)    $ (0.435)    $ (0.448)    $ (0.462)    $ (0.481)
In excess of net investment
   income                               --           --       (0.017)      (0.002)      (0.008)
From net realized gain                  --       (0.015)          --           --           --
In excess of net realized gain      (0.043)          --           --           --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.488)    $ (0.450)    $ (0.465)    $ (0.464)    $ (0.489)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.090     $ 10.520     $ 10.950     $ 10.870     $ 10.420
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       0.75%        0.11%        5.11%        9.01%        6.50%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $82,580     $107,357     $128,216     $148,542     $171,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.58%        1.59%        1.60%        1.61%
   Expenses after custodian
      fee reduction(3)                1.60%        1.57%        1.57%        1.58%        1.60%
   Net investment income              4.61%        4.03%        4.12%        4.40%        4.44%
Portfolio Turnover of the
   Portfolio                            30%          31%          26%          16%          49%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     MINNESOTA FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000      1999(1)     1998(1)
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.460     $ 9.820     $ 9.770
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.491     $ 0.490     $ 0.492
Net realized and unrealized
   gain (loss)                     (0.395)     (0.351)      0.073
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.096     $ 0.139     $ 0.565
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.486)    $(0.490)    $(0.515)
In excess of net investment
   income                              --      (0.009)         --
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.486)    $(0.499)    $(0.515)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.070     $ 9.460     $ 9.820
------------------------------------------------------------------

TOTAL RETURN(2)                      1.21%       1.34%       5.94%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 5,079     $ 4,822     $ 3,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.79%       0.73%       0.73%
   Expenses after custodian
      fee reduction(3)               0.77%       0.71%       0.71%
   Net investment income             5.48%       4.97%       5.03%
Portfolio Turnover of the
   Portfolio                           12%         19%         23%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 MINNESOTA FUND -- CLASS B
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000      1999(1)     1998(1)       1997        1996
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.170     $10.540     $10.490     $10.070     $ 9.950
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income             $ 0.453     $ 0.446     $ 0.439     $ 0.466     $ 0.468
Net realized and unrealized
   gain (loss)                     (0.418)     (0.369)      0.073       0.415       0.123
------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.035     $ 0.077     $ 0.512     $ 0.881     $ 0.591
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income        $(0.435)    $(0.446)    $(0.439)    $(0.461)    $(0.468)
In excess of net investment
   income                              --      (0.001)     (0.023)         --      (0.003)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.435)    $(0.447)    $(0.462)    $(0.461)    $(0.471)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.770     $10.170     $10.540     $10.490     $10.070
------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      0.52%       0.65%       4.99%       9.01%       6.00%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $43,660     $55,355     $62,899     $67,781     $74,374
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.55%       1.55%       1.58%       1.58%       1.56%
   Expenses after custodian
      fee reduction(3)               1.53%       1.53%       1.56%       1.55%       1.54%
   Net investment income             4.74%       4.21%       4.19%       4.62%       4.63%
Portfolio Turnover of the
   Portfolio                           12%         19%         23%         22%         45%
------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     NEW JERSEY FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)     1998(1)
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.190     $10.590     $10.530
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.543     $ 0.548     $ 0.558
Net realized and unrealized
   gain (loss)                     (0.430)     (0.394)      0.082
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.113     $ 0.154     $ 0.640
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.540)    $(0.548)    $(0.558)
In excess of net investment
   income                          (0.003)     (0.006)     (0.022)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.543)    $(0.554)    $(0.580)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.760     $10.190     $10.590
------------------------------------------------------------------

TOTAL RETURN(2)                      1.34%       1.39%       6.24%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $14,690     $18,897     $11,570
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.83%       0.73%       0.77%
   Expenses after custodian
      fee reduction(3)               0.83%       0.72%       0.75%
   Net investment income             5.64%       5.14%       5.25%
Portfolio Turnover of the
   Portfolio                           26%         32%         14%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   NEW JERSEY FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.610     $ 11.020     $ 10.940     $ 10.440     $ 10.360
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income             $  0.489     $  0.481     $  0.491     $  0.506     $  0.505
Net realized and unrealized
   gain (loss)                      (0.443)      (0.409)       0.089        0.493        0.084
-----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $  0.046     $  0.072     $  0.580     $  0.999     $  0.589
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income        $ (0.476)    $ (0.481)    $ (0.491)    $ (0.499)    $ (0.505)
In excess of net investment
   income                               --       (0.001)      (0.009)          --       (0.004)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.476)    $ (0.482)    $ (0.500)    $ (0.499)    $ (0.509)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.180     $ 10.610     $ 11.020     $ 10.940     $ 10.440
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       0.63%        0.59%        5.41%        9.85%        5.74%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $233,230     $289,219     $316,155     $345,080     $378,649
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.57%        1.61%        1.59%        1.57%
   Expenses after custodian
      fee reduction(3)                1.60%        1.56%        1.59%        1.57%        1.56%
   Net investment income              4.88%        4.37%        4.48%        4.82%        4.80%
Portfolio Turnover of the
   Portfolio                            26%          32%          14%          24%          39%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    PENNSYLVANIA FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)       1998
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.990     $10.400     $10.550
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.534     $ 0.546     $ 0.578
Net realized and unrealized
   loss                            (0.492)     (0.393)     (0.143)
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.042     $ 0.153     $ 0.435
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.534)    $(0.546)    $(0.578)
In excess of net investment
   income                          (0.018)     (0.017)     (0.007)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.552)    $(0.563)    $(0.585)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.480     $ 9.990     $10.400
------------------------------------------------------------------

TOTAL RETURN(2)                      0.58%       1.42%       4.17%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 9,302     $10,652     $ 8,552
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.90%       0.75%       0.74%
   Expenses after custodian
      fee reduction(3)               0.90%       0.71%       0.70%
   Net investment income             5.63%       5.29%       5.40%
Portfolio Turnover of the
   Portfolio                           18%         27%         13%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  PENNSYLVANIA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)       1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.310     $ 10.730     $ 10.900     $ 10.430     $ 10.320
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income             $  0.477     $  0.477     $  0.506     $  0.522     $  0.512
Net realized and unrealized
   gain (loss)                      (0.508)      (0.404)      (0.156)       0.458        0.108
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (0.031)    $  0.073     $  0.350     $  0.980     $  0.620
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income        $ (0.475)    $ (0.483)    $ (0.520)    $ (0.510)    $ (0.510)
In excess of net investment
   income                           (0.004)      (0.010)          --           --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.479)    $ (0.493)    $ (0.520)    $ (0.510)    $ (0.510)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  9.800     $ 10.310     $ 10.730     $ 10.900     $ 10.430
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (0.15)%       0.64%        3.23%        9.66%        6.08%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $227,779     $303,150     $349,593     $395,974     $441,104
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.66%        1.58%        1.59%        1.61%        1.58%
   Expenses after custodian
      fee reduction(3)                1.66%        1.54%        1.55%        1.56%        1.54%
   Net investment income              4.86%        4.47%        4.63%        4.93%        4.89%
Portfolio Turnover of the
   Portfolio                            18%          27%          13%          17%          30%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       TEXAS FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000        1999        1998
------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.560     $ 9.890     $ 9.770
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income             $ 0.472     $ 0.511     $ 0.515
Net realized and unrealized
   gain (loss)                     (0.327)     (0.336)      0.110
------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.145     $ 0.175     $ 0.625
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income        $(0.480)    $(0.505)    $(0.505)
In excess of net investment
   income                          (0.015)         --          --
------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.495)    $(0.505)    $(0.505)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.210     $ 9.560     $ 9.890
------------------------------------------------------------------

TOTAL RETURN(1)                      1.74%       1.72%       6.55%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $   343     $   458     $   373
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       0.97%       0.75%       0.72%
   Expenses after custodian
      fee reduction(2)               0.97%       0.72%       0.69%
   Net investment income             5.33%       5.11%       5.22%
Portfolio Turnover of the
   Portfolio                           35%         55%         17%
------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   TEXAS FUND -- CLASS B
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.710     $11.080     $10.960     $10.440     $10.280
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income             $ 0.456     $ 0.485     $ 0.496     $ 0.489     $ 0.492
Net realized and unrealized
   gain (loss)                     (0.380)     (0.368)      0.120       0.526       0.177
------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.076     $ 0.117     $ 0.616     $ 1.015     $ 0.669
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income        $(0.467)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
In excess of net investment
   income                          (0.009)         --          --          --          --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.476)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.310     $10.710     $11.080     $10.960     $10.440
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      0.91%       1.01%       5.74%      10.00%       6.60%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $10,648     $15,219     $16,988     $21,283     $23,996
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   1.77%       1.54%       1.49%       1.57%       1.43%
   Net expenses after
      custodian fee
      reduction(2)                   1.77%       1.51%       1.46%       1.55%       1.39%
   Net investment income             4.54%       4.37%       4.50%       4.61%       4.70%
Portfolio Turnover of the
   Portfolio                           35%         55%         17%         17%         39%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or
   Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                                                       1.53%
   Expenses after custodian
      fee reduction(2)                                                               1.49%
   Net investment income                                                             4.60%
Net investment income per
   share                                                                          $ 0.482
------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's shares of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund), Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund) and Eaton Vance Texas Municipals Fund (Texas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio, the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio and the Texas Fund invests its assets in the Texas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at July 31, 2000 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Michigan Fund hereby designates approximately $382,000 as a capital gain dividend for the purpose of the dividend paid deduction. At July 31, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    Arizona Fund                              $  177,375   July 31, 2008
                                                 431,585   July 31, 2004
    Colorado Fund                                668,429   July 31, 2004
    Connecticut Fund                             242,814   July 31, 2008
                                                  91,011   July 31, 2005
                                               3,755,736   July 31, 2004
    Michigan Fund                              1,520,989   July 31, 2008
    Minnesota Fund                               340,808   July 31, 2008
                                                 329,867   July 31, 2005
                                               2,802,385   July 31, 2004
    New Jersey Fund                               23,676   July 31, 2005
                                               5,684,649   July 31, 2004

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    Pennsylvania Fund                         $1,809,455   July 31, 2005
                                               7,461,554   July 31, 2004
    Texas Fund                                   199,620   July 31, 2008
                                                  84,793   July 31, 2005
                                                  46,167   July 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders. Pursuant to section 852 of the Internal Revenue Code, the Michigan Fund redesignates $3,156 of distributions from long term capital gain dividends to exempt interest for its taxable year ending July 31, 2000.

   Additionally, at July 31, 2000, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Texas Fund had net capital losses of $378,538, $115,354, $142,765, $131,571, $315,373, $896,326,
   and $92,183, respectively, attributable to security transactions incurred after October 31, 1999. These are treated as arising on the first day of each Fund's next taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of each Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                    ARIZONA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        136,109      556,423
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  16,808       14,297
    Redemptions                                 (167,660)    (364,504)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (14,743)     206,216
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                    ARIZONA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        376,348      644,520
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 118,088      131,278
    Redemptions                               (2,102,679)  (1,431,988)
    ------------------------------------------------------------------
    NET DECREASE                              (1,608,243)    (656,190)
    ------------------------------------------------------------------

                                                   COLORADO FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         45,312       41,160
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   6,262        5,870
    Redemptions                                  (41,489)     (54,245)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       10,085       (7,215)
    ------------------------------------------------------------------

                                                   COLORADO FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        212,048      329,508
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  73,808       78,095
    Redemptions                                 (863,025)    (447,093)
    ------------------------------------------------------------------
    NET DECREASE                                (577,169)     (39,490)
    ------------------------------------------------------------------

                                                  CONNECTICUT FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        241,719      524,295
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  26,639       19,896
    Redemptions                                 (277,526)    (147,351)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (9,168)     396,840
    ------------------------------------------------------------------

                                                  CONNECTICUT FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        609,057      967,806
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 269,384      320,758
    Redemptions                               (2,928,042)  (1,912,012)
    ------------------------------------------------------------------
    NET DECREASE                              (2,049,601)    (623,448)
    ------------------------------------------------------------------

                                                   MICHIGAN FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        198,769       48,762
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   5,159        5,120
    Redemptions                                  (89,435)     (25,127)
    ------------------------------------------------------------------
    NET INCREASE                                 114,493       28,755
    ------------------------------------------------------------------

                                                   MICHIGAN FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        236,066      449,210
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 215,231      238,514
    Redemptions                               (2,477,976)  (2,185,130)
    ------------------------------------------------------------------
    NET DECREASE                              (2,026,679)  (1,497,406)
    ------------------------------------------------------------------

                                                   MINNESOTA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        176,471      159,290
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,172       12,797
    Redemptions                                 (138,626)     (69,272)
    ------------------------------------------------------------------
    NET INCREASE                                  50,017      102,815
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   MINNESOTA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        231,997      425,368
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 118,670      130,884
    Redemptions                               (1,324,612)  (1,078,648)
    ------------------------------------------------------------------
    NET DECREASE                                (973,945)    (522,396)
    ------------------------------------------------------------------

                                                  NEW JERSEY FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        332,821    1,033,440
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  37,898       38,666
    Redemptions                                 (719,104)    (310,720)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (348,385)     761,386
    ------------------------------------------------------------------

                                                  NEW JERSEY FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        915,140    2,398,545
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 576,376      649,772
    Redemptions                               (5,824,367)  (4,488,554)
    ------------------------------------------------------------------
    NET DECREASE                              (4,332,851)  (1,440,237)
    ------------------------------------------------------------------

                                                 PENNSYLVANIA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        204,947      881,964
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  35,124       36,031
    Redemptions                                 (325,280)    (674,530)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (85,209)     243,465
    ------------------------------------------------------------------

                                                 PENNSYLVANIA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        809,359    1,533,768
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 532,238      657,662
    Redemptions                               (7,502,867)  (5,385,455)
    ------------------------------------------------------------------
    NET DECREASE                              (6,161,270)  (3,194,025)
    ------------------------------------------------------------------

                                                     TEXAS FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                          4,647       26,766
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     933        1,162
    Redemptions                                  (16,168)     (17,726)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (10,588)      10,202
    ------------------------------------------------------------------

                                                     TEXAS FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         48,231       64,343
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  20,443       24,770
    Redemptions                                 (456,577)    (202,053)
    ------------------------------------------------------------------
    NET DECREASE                                (387,903)    (112,940)
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Each Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,321, $991, $3,102, $665, $1,318, $4,194, $2,138 and $39 from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund,

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Pennsylvania Fund and Texas Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2000.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the year ended July 31, 2000, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid $563,102, $233,575, $990,437, $680,619, $356,612, $1,874,418, $1,927,943, and $94,358,
   respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At July 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund were approximately $1,999,000, $1,184,000, $3,351,000, $1,711,000, $1,300,000, $4,782,000, $5,453,000, and
   $260,000, respectively.

   The Plans also authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees initially implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and investment dealers equal to 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.20% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended July 31, 2000, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid or accrued service fees to or payable to EVD in the amount of $8,625, $3,766, $15,221, $2,481, $8,681, $24,879,
   $15,654 and $659, respectively, for Class A shares, and $136,875, $56,149, $262,871, $136,059, $87,286, $442,824, $466,430 and $25,418 respectively, for
   Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of the above organizations.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $166,000, $50,000, $97,000, $97,000, $74,000,
   $276,000, $579,000 and $10,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, for the year ended July 31, 2000.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended July 31, 2000 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 5,242,737
    Decreases                                  26,634,396

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 2,519,178
    Decreases                                  10,037,815

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $ 9,001,578
    Decreases                                  36,358,485

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 4,120,260
    Decreases                                  28,838,316

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 3,948,681
    Decreases                                  15,929,506

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $12,359,592
    Decreases                                  75,275,630

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $ 9,874,314
    Decreases                                  87,374,122

    TEXAS FUND
    -----------------------------------------------------
    Increases                                 $   526,482
    Decreases                                   5,371,519

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance Pennsylvania Municipals Fund and Eaton Vance Texas Municipals Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) as of July 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2000 and 1999 and financial highlights for each of the years in the five year period ended July 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at July 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 8, 2000

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 2.1%
------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26                            $ 1,561,302
------------------------------------------------------------------------
                                                             $ 1,561,302
------------------------------------------------------------------------
Education -- 2.8%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08              $ 2,091,220
------------------------------------------------------------------------
                                                             $ 2,091,220
------------------------------------------------------------------------
Electric Utilities -- 6.7%
------------------------------------------------------------------------
     $2,000        Coconino County, Pollution Control,
                   (Nevada Power Co.), (AMT),
                   5.80%, 11/1/32                            $ 1,735,040
      1,500        Maricopa County, Pollution Control,
                   (Public Service Co. of New Mexico),
                   6.375%, 8/15/23                             1,448,235
      1,000        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                           914,380
      1,000        Salt River Agriculture Improvement and
                   Power District, Residual Certificates,
                   Variable Rate, 1/1/25(1)(2)                   820,240
------------------------------------------------------------------------
                                                             $ 4,917,895
------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.1%
------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,117,220
      2,000        Maricopa County, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                              2,301,120
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,523,712
      7,500        Maricopa County, SFM, Escrowed to
                   Maturity, 0.00%, 2/1/16                     3,176,625
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    2,982,395
------------------------------------------------------------------------
                                                             $11,101,072
------------------------------------------------------------------------
General Obligations -- 5.2%
------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   410,996
      2,275        Tucson, 4.50%, 7/1/19                       1,950,744
      1,500        Tucson, 5.375%, 7/1/21                      1,481,385
------------------------------------------------------------------------
                                                             $ 3,843,125
------------------------------------------------------------------------
Hospital -- 5.6%
------------------------------------------------------------------------
     $1,130        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12                            $ 1,120,508
      1,250        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(3)                            1,186,087
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,250        Maricopa County, IDA, (Mayo Foundation),
                   Residual Certificates, Variable Rate,
                   11/15/37(1)(2)                            $ 1,004,475
      1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                      790,250
------------------------------------------------------------------------
                                                             $ 4,101,320
------------------------------------------------------------------------
Housing -- 6.8%
------------------------------------------------------------------------
     $2,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 2,079,100
        935        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                871,308
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,004,700
      1,000        Tempe, IDA, (Quadrangle Village
                   Apartments), 6.25%, 6/1/26                  1,012,340
------------------------------------------------------------------------
                                                             $ 4,967,448
------------------------------------------------------------------------
Industrial Development Revenue -- 6.7%
------------------------------------------------------------------------
     $1,000        Casa Grande, Pollution Control, (Frito
                   Lay, Inc.), 6.60%, 12/1/10                $ 1,063,080
      1,750        Gila County, IDA, (Asarco, Inc.),
                   5.55%, 1/1/27                               1,359,120
        750        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         674,933
      2,000        Yavapai County, IDA, (Citizens Utilities
                   Co.), (AMT), 5.45%, 6/1/33                  1,863,060
------------------------------------------------------------------------
                                                             $ 4,960,193
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.5%
------------------------------------------------------------------------
     $2,315        Pima County, (Irvington Power), (FGIC),
                   7.25%, 7/15/10                            $ 2,446,585
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         880,160
------------------------------------------------------------------------
                                                             $ 3,326,745
------------------------------------------------------------------------
Insured-General Obligations -- 2.8%
------------------------------------------------------------------------
     $1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(1)(2)                              $ 1,040,000
      1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/20(1)                                   1,028,750
------------------------------------------------------------------------
                                                             $ 2,068,750
------------------------------------------------------------------------
Insured-Hospital -- 13.9%
------------------------------------------------------------------------
     $1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                   $   849,270
      2,000        Maricopa County, Hospital District No.
                   1, (FGIC), 6.125%, 6/1/15                   2,145,360
      2,000        Mohave County, (Kingman Regional Medical
                   Center), (FGIC), 6.50%, 6/1/15              2,075,200

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12        $ 1,016,360
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,022,910
      1,500        Pima County, IDA, (Tucson Medical
                   Center), (MBIA), 6.375%, 4/1/12             1,564,875
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,576,635
------------------------------------------------------------------------
                                                             $10,250,610
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.0%
------------------------------------------------------------------------
     $1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $ 1,079,456
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          856,310
      4,750        Scottsdale, Preservation Authority,
                   (FGIC), 4.50%, 7/1/24                       3,975,228
------------------------------------------------------------------------
                                                             $ 5,910,994
------------------------------------------------------------------------
Insured-Transportation -- 2.0%
------------------------------------------------------------------------
     $1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                     $ 1,432,425
------------------------------------------------------------------------
                                                             $ 1,432,425
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.6%
------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,144,075
------------------------------------------------------------------------
                                                             $ 1,144,075
------------------------------------------------------------------------
Miscellaneous Health Care -- 1.8%
------------------------------------------------------------------------
     $1,000        Coconino County, IDA, Health Care
                   Insurance, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   895,110
        500        Yavapai County, IDA Health Care
                   Institute, (West Yavapai Guidance),
                   6.625%, 8/15/24                               455,705
------------------------------------------------------------------------
                                                             $ 1,350,815
------------------------------------------------------------------------
Pooled Loans -- 5.1%
------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,132,780
      1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,615,410
------------------------------------------------------------------------
                                                             $ 3,748,190
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 0.9%
------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $   672,923
------------------------------------------------------------------------
                                                             $   672,923
------------------------------------------------------------------------
Utilities -- 1.5%
------------------------------------------------------------------------
     $1,000        Puerto Rico Telephone Authority,
                   Variable Rate, 1/1/20(1)                  $ 1,073,560
------------------------------------------------------------------------
                                                             $ 1,073,560
------------------------------------------------------------------------
Water and Sewer -- 6.1%
------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,051,330
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater, 4.75%, 7/1/23                   1,307,640
      2,500        Scottsdale, Water and Sewer Revenue,
                   4.50%, 7/1/20                               2,144,075
------------------------------------------------------------------------
                                                             $ 4,503,045
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $72,176,216)                             $73,025,707
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $   598,296
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $73,624,003
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 36.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 18.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 7.7%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Alexander Dawson School),
                   5.30%, 2/15/29                            $   920,070
      1,500        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                               1,422,765
------------------------------------------------------------------------
                                                             $ 2,342,835
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.0%
------------------------------------------------------------------------
     $1,500        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $   332,385
      3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22          664,770
        500        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                    527,500
------------------------------------------------------------------------
                                                             $ 1,524,655
------------------------------------------------------------------------
General Obligations -- 2.4%
------------------------------------------------------------------------
     $  400        Bachelor Gulch, (Metropolitan District),
                   6.70%, 11/15/19                           $   398,232
        370        Bell Mountain Ranch, (Metropolitan
                   District), 6.625%, 11/15/25                   339,804
------------------------------------------------------------------------
                                                             $   738,036
------------------------------------------------------------------------
Hospital -- 12.7%
------------------------------------------------------------------------
     $  350        Aspen Valley, (Hospital District),
                   6.80%, 10/15/24                           $   356,191
        900        Colorado Health Facilities Authority,
                   (Cleo Wallace Center), 7.00%, 8/1/15          878,832
      1,000        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                879,080
        350        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.70%, 9/15/23                                286,699
      1,000        Denver Health and Hospital Authority,
                   (Denver Health Medical Center),
                   5.375%, 12/1/28                               786,560
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                352,064
        420        Lake County, (St. Vincent General
                   Hospital), 6.00%, 12/1/19                     358,462
------------------------------------------------------------------------
                                                             $ 3,897,888
------------------------------------------------------------------------
Housing -- 13.4%
------------------------------------------------------------------------
     $  500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $   508,720
      1,000        Colorado HFA, SFMR, 5.35%, 11/1/16            904,040
        255        Colorado HFA, SFMR, 8.00%, 12/1/24            272,980
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16              $ 1,014,610
        390        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23                   362,462
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                              1,034,370
------------------------------------------------------------------------
                                                             $ 4,097,182
------------------------------------------------------------------------
Industrial Development Revenue -- 6.2%
------------------------------------------------------------------------
     $  500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $   498,135
      1,000        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                     910,080
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               495,520
------------------------------------------------------------------------
                                                             $ 1,903,735
------------------------------------------------------------------------
Insured-Education -- 2.8%
------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Auraria
                   Foundation/University of Colorado),
                   (AMBAC), 4.75%, 9/1/28                    $   858,710
------------------------------------------------------------------------
                                                             $   858,710
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.0%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   316,500
------------------------------------------------------------------------
                                                             $   316,500
------------------------------------------------------------------------
Insured-General Obligations -- 3.5%
------------------------------------------------------------------------
     $1,000        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   6.30%, 12/1/12                            $ 1,083,480
------------------------------------------------------------------------
                                                             $ 1,083,480
------------------------------------------------------------------------
Insured-Hospital -- 3.3%
------------------------------------------------------------------------
     $1,000        Colorado HFA, (Vail Valley Medical
                   Center), (ACA), 6.60%, 1/15/20            $ 1,023,590
------------------------------------------------------------------------
                                                             $ 1,023,590
------------------------------------------------------------------------
Insured-Housing -- 3.5%
------------------------------------------------------------------------
     $1,000        Thornton, SCA Realty MFMR, (FSA),
                   7.10%, 1/1/30                             $ 1,063,720
------------------------------------------------------------------------
                                                             $ 1,063,720
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 18.0%
------------------------------------------------------------------------
     $3,500        Colorado Public Highway Authority
                   Revenue, (MBIA), 0.00%, 9/1/16            $ 1,406,370
      1,830        Colorado Public Highway Authority
                   Revenue, (MBIA), 4.75%, 9/1/23(2)           1,592,375
      1,500        Denver, Airport Revenue, (FSA), (AMT),
                   5.00%, 11/15/25                             1,331,730
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,164,679
------------------------------------------------------------------------
                                                             $ 5,495,154
------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
------------------------------------------------------------------------
     $  400        Colorado Health Facilities Athority,
                   Revenue Refunding and Improvement,
                   (Volunteers), 5.875%, 7/1/28              $   324,596
        430        Logan County, Industrial Development
                   Revenue, (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                               380,808
------------------------------------------------------------------------
                                                             $   705,404
------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
------------------------------------------------------------------------
     $  400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                  $   385,236
      1,000        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                    1,028,830
------------------------------------------------------------------------
                                                             $ 1,414,066
------------------------------------------------------------------------
Transportation -- 5.6%
------------------------------------------------------------------------
     $  500        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $   506,760
        250        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                      224,308
      1,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                      987,440
------------------------------------------------------------------------
                                                             $ 1,718,508
------------------------------------------------------------------------
Utilities -- 2.8%
------------------------------------------------------------------------
     $1,000        Colorado Springs, Utility Revenue
                   System, 4.75%, 11/15/26                   $   865,800
------------------------------------------------------------------------
                                                             $   865,800
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 3.2%
------------------------------------------------------------------------
     $1,000        Colorado Water Resources, Power
                   Development Authority, 5.25%, 9/1/19      $   968,910
------------------------------------------------------------------------
                                                             $   968,910
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.0%
   (identified cost $30,680,138)                             $30,018,173
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $   601,504
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $30,619,677
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 34.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 11.8% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.8%
-------------------------------------------------------------------------
     $4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                             $  3,706,245
-------------------------------------------------------------------------
                                                             $  3,706,245
-------------------------------------------------------------------------
Education -- 12.3%
-------------------------------------------------------------------------
     $1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                             $  1,586,258
      5,500        Connecticut HEFA, (University of
                   Hartford), 6.80%, 7/1/22                     5,548,840
      3,400        Connecticut HEFA, (Yale University),
                   Variable
                   Rate, 6/10/30(1)                             3,404,250
      1,040        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 6.20%, 11/15/09                1,088,100
      2,110        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 7.50%, 11/15/10                2,121,795
      3,000        University of Connecticut,
                   4.75%, 11/15/24                              2,636,370
-------------------------------------------------------------------------
                                                             $ 16,385,613
-------------------------------------------------------------------------
Electric Utilities -- 5.5%
-------------------------------------------------------------------------
     $  800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(1)(2)                              $    672,224
      1,500        Connecticut Development Authority,
                   Pollution Control Revenue, (Connecticut
                   Light and Power), (AMT), 5.95%, 9/1/28       1,381,380
      1,625        Guam Power Authority, 6.30%, 10/1/22         1,726,481
      1,100        Guam Power Authority, 6.625%, 10/1/14        1,216,512
      2,500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                                2,272,975
-------------------------------------------------------------------------
                                                             $  7,269,572
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
-------------------------------------------------------------------------
     $3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23      $  3,267,431
      1,000        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/02,
                   6.80%, 7/1/12                                1,059,400
      2,890        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                2,999,820
-------------------------------------------------------------------------
                                                             $  7,326,651
-------------------------------------------------------------------------
General Obligations -- 5.7%
-------------------------------------------------------------------------
     $1,750        Connecticut, 0.00%, 11/1/09               $  1,099,315
      1,270        Danbury, 4.50%, 2/1/14                       1,166,584
        500        Guam, 5.40%, 11/15/18                          463,720
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
     $  500        Puerto Rico Aqueduct and Sewer
                   Authority, 5.00%, 7/1/15                  $    485,900
      1,065        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                                  472,029
      2,000        Puerto Rico, Public Improvement,
                   5.00%, 7/1/27                                1,823,740
        400        Redding, 5.50%, 10/15/18                       407,124
        650        Redding, 5.625%, 10/15/19                      669,259
        535        Wilton, 5.25%, 7/15/18                         529,773
        535        Wilton, 5.25%, 7/15/19                         527,719
-------------------------------------------------------------------------
                                                             $  7,645,163
-------------------------------------------------------------------------
Hospital -- 4.7%
-------------------------------------------------------------------------
     $5,400        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  4,433,508
        500        Connecticut HEFA, (Hospital for Special
                   Care), 5.375%, 7/1/17                          417,965
      1,280        Connecticut HEFA, (William W. Backus
                   Hospital), 6.375%, 7/1/22                    1,346,202
-------------------------------------------------------------------------
                                                             $  6,197,675
-------------------------------------------------------------------------
Housing -- 3.8%
-------------------------------------------------------------------------
     $  970        Connecticut HFA, Multifamily,
                   6.60%, 11/15/23                           $  1,004,183
      3,940        Connecticut HFA, Multifamily, (AMT),
                   6.20%, 11/15/22                              4,004,183
-------------------------------------------------------------------------
                                                             $  5,008,366
-------------------------------------------------------------------------
Industrial Development Revenue -- 4.4%
-------------------------------------------------------------------------
     $1,000        Connecticut Development Authority PCR,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,055,030
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       3,017,370
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                198,208
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                498,745
      1,250        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,149,187
-------------------------------------------------------------------------
                                                             $  5,918,540
-------------------------------------------------------------------------
Insured-Education -- 11.0%
-------------------------------------------------------------------------
     $3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  2,716,410
      1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 6.80%, 7/1/15(3)           1,086,460
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           1,815,780

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
     $2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25        $  2,384,700
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,334,284
      1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                        1,304,496
-------------------------------------------------------------------------
                                                             $ 14,642,130
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.7%
-------------------------------------------------------------------------
     $4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,561,960
-------------------------------------------------------------------------
                                                             $  3,561,960
-------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
-------------------------------------------------------------------------
     $1,000        New Britain, (MBIA), 6.00%, 3/1/12        $  1,086,620
-------------------------------------------------------------------------
                                                             $  1,086,620
-------------------------------------------------------------------------
Insured-Hospital -- 7.4%
-------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,053,040
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                        987,920
      1,000        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.50%, 7/1/11             1,124,520
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,553,520
      2,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             2,111,616
      1,000        Connecticut HEFA, (Stamford Hospital),
                   (MBIA), 5.00%, 7/1/24                          902,530
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,084,660
-------------------------------------------------------------------------
                                                             $  9,817,806
-------------------------------------------------------------------------
Insured-Housing -- 0.2%
-------------------------------------------------------------------------
     $  290        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $    290,476
-------------------------------------------------------------------------
                                                             $    290,476
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
-------------------------------------------------------------------------
     $2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $  1,847,360
-------------------------------------------------------------------------
                                                             $  1,847,360
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 5.1%
-------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16         $    748,230
      4,965        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15              5,167,820
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                883,493
-------------------------------------------------------------------------
                                                             $  6,799,543
-------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
-------------------------------------------------------------------------
     $1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,241,309
-------------------------------------------------------------------------
                                                             $  1,241,309
-------------------------------------------------------------------------
Nursing Home -- 10.1%
-------------------------------------------------------------------------
     $1,240        Connecticut Development Authority,
                   (Baptist Homes), 9.00%, 9/1/22            $  1,367,732
        720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                          790,193
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,359,184
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 666,934
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,365,830
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   367,659
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16                 2,204,100
      3,000        Connecticut HEFA, (NHP), (Windsor),
                   7.125%, 11/1/14                              3,331,800
-------------------------------------------------------------------------
                                                             $ 13,453,432
-------------------------------------------------------------------------
Solid Waste -- 4.8%
-------------------------------------------------------------------------
     $2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,572,600
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       3,824,575
-------------------------------------------------------------------------
                                                             $  6,397,175
-------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
-------------------------------------------------------------------------
     $3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12            $  3,490,750
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,262,020

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $  375        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $    317,760
-------------------------------------------------------------------------
                                                             $  6,070,530
-------------------------------------------------------------------------
Transportation -- 4.5%
-------------------------------------------------------------------------
     $2,350        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $  2,171,752
      3,680        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                     3,299,782
        500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                       515,145
-------------------------------------------------------------------------
                                                             $  5,986,679
-------------------------------------------------------------------------
Water and Sewer -- 1.0%
-------------------------------------------------------------------------
     $1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                            $  1,363,413
-------------------------------------------------------------------------
                                                             $  1,363,413
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $131,235,003)                            $132,016,258
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $  1,120,397
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $133,136,655
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 29.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 16.6% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 0.6%
------------------------------------------------------------------------
     $  500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   519,175
------------------------------------------------------------------------
                                                             $   519,175
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.6%
------------------------------------------------------------------------
     $1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20         $ 1,108,200
      1,070        South Redford School District,
                   Prerefunded to 5/10/07, (FGIC),
                   5.50%, 5/1/22                               1,119,252
------------------------------------------------------------------------
                                                             $ 2,227,452
------------------------------------------------------------------------
General Obligations -- 8.7%
------------------------------------------------------------------------
     $  500        Avondale School District, 6.75%, 5/1/14   $   512,890
      4,710        Detroit, 6.35%, 4/1/14                      4,940,036
        475        Detroit, 6.70%, 4/1/10                        519,954
      1,000        Mattawan Consolidated Schools,
                   6.40%, 5/1/09                               1,048,710
      1,100        Puerto Rico, 0.00%, 7/1/16                    456,676
------------------------------------------------------------------------
                                                             $ 7,478,266
------------------------------------------------------------------------
Hospital -- 11.2%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   501,085
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                775,090
      1,000        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                836,350
      1,000        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     939,250
      2,000        Michigan HFA, (Central Michigan
                   Community Hospital), 6.25%, 10/1/27         1,732,100
        250        Michigan HFA, (Henry Ford Continuing
                   Care Corp.), 6.75%, 7/1/11                    259,232
      6,000        Michigan HFA, (McLaren Obligated Group),
                   4.50%, 10/15/21                             4,508,100
------------------------------------------------------------------------
                                                             $ 9,551,207
------------------------------------------------------------------------
Housing -- 0.3%
------------------------------------------------------------------------
     $  205        Michigan HDA, Rental Housing, (AMT),
                   7.15%, 4/1/10                             $   213,333
------------------------------------------------------------------------
                                                             $   213,333
------------------------------------------------------------------------
Industrial Development Revenue -- 6.4%
------------------------------------------------------------------------
     $2,000        Dickinson, PCR, (Champion
                   International), 5.85%, 10/1/18            $ 1,894,960
      1,000        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21                          682,500
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  110        Michigan Strategic Fund, (KMart Corp.),
                   6.80%, 12/15/07                           $   110,708
      2,200        Michigan Strategic Fund, (S.D. Warren
                   Co.), (AMT), 7.375%, 1/15/22                2,278,540
        530        Richmond EDC, (KMart Corp.),
                   6.625%, 1/1/07                                533,562
------------------------------------------------------------------------
                                                             $ 5,500,270
------------------------------------------------------------------------
Insured-Education -- 6.8%
------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23                            $   908,720
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                447,825
      2,750        Ferris State University, (MBIA),
                   5.25%, 10/1/20                              2,626,333
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            1,864,060
------------------------------------------------------------------------
                                                             $ 5,846,938
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.9%
------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   347,865
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          1,915,160
        550        Monroe County, PCR, (Detroit Edison
                   Co.), (FGIC), (AMT), 7.65%, 9/1/20            562,265
        500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/21                          450,555
      2,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                        1,780,980
------------------------------------------------------------------------
                                                             $ 5,056,825
------------------------------------------------------------------------
Insured-General Obligations -- 15.0%
------------------------------------------------------------------------
     $  750        Anchor Bay School District, (FGIC),
                   4.75%, 5/1/26                             $   644,865
      1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                                 871,640
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               893,110
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 341,932
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 741,152
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      2,783,520
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                                974,010
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                                 997,499
        370        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 342,058
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                        929,150
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,319,600
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                                 948,390
------------------------------------------------------------------------
                                                             $12,786,926
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 4.4%
------------------------------------------------------------------------
     $3,500        Kent HFA, (Butterworth Health System),
                   (MBIA), 6.125%, 1/15/16                   $ 3,785,635
------------------------------------------------------------------------
                                                             $ 3,785,635
------------------------------------------------------------------------
Insured-Housing -- 1.9%
------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   522,785
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,125,363
------------------------------------------------------------------------
                                                             $ 1,648,148
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $2,200        Hancock HFA, (Portage Health), (MBIA),
                   5.45%, 8/1/47                             $ 2,043,448
------------------------------------------------------------------------
                                                             $ 2,043,448
------------------------------------------------------------------------
Insured-Transportation -- 1.0%
------------------------------------------------------------------------
     $1,000        Wayne Charter County Airport, (MBIA),
                   (AMT), 5.00%, 12/1/28                     $   870,080
------------------------------------------------------------------------
                                                             $   870,080
------------------------------------------------------------------------
Insured-Water and Sewer -- 10.7%
------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,388,450
      4,400        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,780,128
      1,000        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                                940,960
------------------------------------------------------------------------
                                                             $ 9,109,538
------------------------------------------------------------------------
Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $1,100        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,052,700
------------------------------------------------------------------------
                                                             $ 1,052,700
------------------------------------------------------------------------
Pooled Loans -- 3.0%
------------------------------------------------------------------------
     $1,825        Michigan Municipal Bond Authority Local
                   Government Loan, 6.75%, 5/1/12            $ 1,928,770
        590        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                615,665
------------------------------------------------------------------------
                                                             $ 2,544,435
------------------------------------------------------------------------
Senior Living / Life Care -- 2.6%
------------------------------------------------------------------------
     $1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,315,650
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 912,530
------------------------------------------------------------------------
                                                             $ 2,228,180
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 10.1%
------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.60%, 5/1/16    $   278,880
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.65%, 5/1/22      1,469,157
      1,500        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                              1,414,020
      3,800        Detroit, (Convention Facility Cobo Hall
                   Expansion), 5.25%, 9/30/12(1)               3,711,308
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,192,123
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 598,540
------------------------------------------------------------------------
                                                             $ 8,664,028
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(2)(3)               $ 1,223,010
        345        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)(4)        335,771
      2,000        Wayne Charter County Airport, (AMT),
                   Variable Rate, 12/1/28(2)(3)                1,480,360
------------------------------------------------------------------------
                                                             $ 3,039,141
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $82,790,253)                             $84,165,725
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $ 1,410,743
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $85,576,468
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 51.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.9% to 22.3% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 2.2%
------------------------------------------------------------------------
    $   990        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24                            $ 1,072,843
------------------------------------------------------------------------
                                                             $ 1,072,843
------------------------------------------------------------------------
Education -- 6.5%
------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $   980,980
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                              1,222,112
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                472,505
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                499,275
------------------------------------------------------------------------
                                                             $ 3,174,872
------------------------------------------------------------------------
Electric Utilities -- 4.1%
------------------------------------------------------------------------
    $ 2,000        Chaska, Electric Revenue, 6.10%, 10/1/30  $ 2,012,580
------------------------------------------------------------------------
                                                             $ 2,012,580
------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.0%
------------------------------------------------------------------------
    $ 1,700        Minnesota State, Prerefunded to 8/1/02,
                   Variable Rate, 8/1/11(1)                  $ 1,816,688
      3,000        St. Paul, Housing and Redevelopment
                   Authority, (Civic Center), (MBIA),
                   Escrowed to Maturity, 5.45%, 11/1/13        3,069,180
------------------------------------------------------------------------
                                                             $ 4,885,868
------------------------------------------------------------------------
General Obligations -- 2.6%
------------------------------------------------------------------------
    $ 1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                      $ 1,049,970
        200        St. Cloud, Water and Sewer, Variable
                   Rate, 8/1/13(1)                               206,000
------------------------------------------------------------------------
                                                             $ 1,255,970
------------------------------------------------------------------------
Hospital -- 18.2%
------------------------------------------------------------------------
    $   700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22     $   640,304
      1,250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                 1,246,700
        250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.90%, 10/15/22                  246,337
      2,120        Red Wing Health Care Facilities, (River
                   Region Obligation Group), 6.50%, 9/1/22     2,265,305
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
    $   500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(1)(2)    $   469,165
      2,200        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/15(1)         2,293,500
      1,945        St. Paul, Housing and Redevelopment
                   Authority, (Healtheast),
                   6.625%, 11/1/17                             1,707,477
------------------------------------------------------------------------
                                                             $ 8,868,788
------------------------------------------------------------------------
Housing -- 11.5%
------------------------------------------------------------------------
    $   300        Coon Rapids, Multifamily Housing,
                   (Browns Meadow), (FHA), (AMT),
                   6.85%, 8/1/33                             $   308,133
         50        Minneapolis and St. Paul, Housing
                   Finance Board, SFMR, (GNMA), (AMT),
                   7.30%, 8/1/31                                  51,142
      3,765        Minnesota HFA, SFMR, (AMT),
                   6.50%, 1/1/26(3)                            3,797,718
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27          1,479,637
------------------------------------------------------------------------
                                                             $ 5,636,630
------------------------------------------------------------------------
Industrial Development Revenue -- 10.8%
------------------------------------------------------------------------
    $ 1,205        Cloquet PCR, (Potlach Corp.),
                   5.90%, 10/1/26                            $ 1,104,623
        750        Minneapolis, Community Development
                   Agency, 6.00%, 6/1/11                         760,223
        100        Minneapolis, Community Development
                   Agency, 7.35%, 12/1/09                        104,381
      1,250        Minneapolis, Community Development
                   Agency, 7.40%, 12/1/21                      1,311,638
      1,605        Minneapolis, Community Development
                   Agency, (AMT), 6.80%, 12/1/24               1,666,760
        300        Minneapolis, Community Development
                   Agency, (Firemans Ins.), 6.40%, 12/1/04       301,590
------------------------------------------------------------------------
                                                             $ 5,249,215
------------------------------------------------------------------------
Insured-Electric Utilities -- 11.1%
------------------------------------------------------------------------
    $ 1,000        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $   887,640
        400        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         352,064
      3,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 10/1/21                931,740
     10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25               2,440,800
        300        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(1)(2)(4)                               305,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
    $   510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15             $   509,990
------------------------------------------------------------------------
                                                             $ 5,427,484
------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
------------------------------------------------------------------------
    $ 1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12             $ 1,433,607
------------------------------------------------------------------------
                                                             $ 1,433,607
------------------------------------------------------------------------
Insured-Hospital -- 3.4%
------------------------------------------------------------------------
    $   250        Minneapolis, (Fairview Hospital),
                   (MBIA), 6.50%, 1/1/11                     $   260,415
        450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                                 465,224
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(1)             917,500
------------------------------------------------------------------------
                                                             $ 1,643,139
------------------------------------------------------------------------
Insured-Housing -- 3.3%
------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $ 1,595,580
------------------------------------------------------------------------
                                                             $ 1,595,580
------------------------------------------------------------------------
Insured-Transportation -- 1.8%
------------------------------------------------------------------------
    $ 1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $   866,170
------------------------------------------------------------------------
                                                             $   866,170
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
------------------------------------------------------------------------
    $   350        Cambridge EDA, Public Lease,
                   6.25%, 2/1/14                             $   358,932
------------------------------------------------------------------------
                                                             $   358,932
------------------------------------------------------------------------
Miscellaneous -- 1.9%
------------------------------------------------------------------------
    $ 1,000        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                      $   943,330
------------------------------------------------------------------------
                                                             $   943,330
------------------------------------------------------------------------
Nursing Home -- 4.1%
------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $   817,060
        800        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                    668,328
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
    $   500        Minnesota Agricultural and Economic
                   Development Revenue, (Evangelical
                   Lutheran), 6.625%, 8/1/25(5)              $   494,285
------------------------------------------------------------------------
                                                             $ 1,979,673
------------------------------------------------------------------------
Solid Waste -- 0.9%
------------------------------------------------------------------------
    $   450        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $   462,119
------------------------------------------------------------------------
                                                             $   462,119
------------------------------------------------------------------------
Transportation -- 2.7%
------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul, Metropolitan
                   Airport Commission, (AMT), 4.50%, 1/1/15  $ 1,326,615
------------------------------------------------------------------------
                                                             $ 1,326,615
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $47,429,619)                             $48,193,415
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $   654,473
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $48,847,888
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 29.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 16.3% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (5)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 3.1%
-------------------------------------------------------------------------
    $ 3,750        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20         $  3,860,100
      3,480        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                               3,753,006
-------------------------------------------------------------------------
                                                             $  7,613,106
-------------------------------------------------------------------------
Cogeneration -- 7.1%
-------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,701,212
     10,530        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       10,846,005
      5,000        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        5,040,850
-------------------------------------------------------------------------
                                                             $ 17,588,067
-------------------------------------------------------------------------
Economic Development Revenue -- 0.7%
-------------------------------------------------------------------------
    $ 2,155        New Jersey EDA, RITES, 8.00%, 5/1/18      $  1,822,677
-------------------------------------------------------------------------
                                                             $  1,822,677
-------------------------------------------------------------------------
Education -- 1.6%
-------------------------------------------------------------------------
    $ 8,800        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  4,108,632
-------------------------------------------------------------------------
                                                             $  4,108,632
-------------------------------------------------------------------------
Electric Utilities -- 1.7%
-------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  3,501,000
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  778,000
-------------------------------------------------------------------------
                                                             $  4,279,000
-------------------------------------------------------------------------
General Obligations -- 5.0%
-------------------------------------------------------------------------
    $ 8,000        Guam, 5.40%, 11/15/18                     $  7,419,520
      1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                               1,575,810
      3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                                1,842,870
      1,000        New Jersey, 5.75%, 5/1/20                    1,025,790
      1,500        Puerto Rico, 0.00%, 7/1/16                     622,740
-------------------------------------------------------------------------
                                                             $ 12,486,730
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 12.5%
-------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  2,544,262
      2,300        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 6.80%, 7/1/11               2,410,883
      1,250        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.125%, 7/1/12                      1,022,975
      3,500        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       2,737,910
      1,750        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,273,632
      5,400        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 6.00%, 7/1/27                       4,552,632
      5,875        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  5,166,416
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,719,575
      4,000        New Jersey Health Care Facilities
                   Financing Authority, (Southern Ocean
                   County Hospital), 6.25%, 7/1/23              3,557,880
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center),
                   Variable Rate, 7/1/28(1)(2)                  1,680,824
        850        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       739,270
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,542,100
-------------------------------------------------------------------------
                                                             $ 30,948,359
-------------------------------------------------------------------------
Housing -- 1.3%
-------------------------------------------------------------------------
    $ 1,000        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    989,800
      2,650        New Jersey EDA, (1st Fellowship),
                   5.50%, 1/1/18                                2,181,559
-------------------------------------------------------------------------
                                                             $  3,171,359
-------------------------------------------------------------------------
Industrial Development Revenue -- 16.2%
-------------------------------------------------------------------------
    $ 4,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22(3)                $  4,123,240
      2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                       2,158,000
      7,500        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        6,855,825
      4,500        New Jersey EDA, (Elizabethtown Water
                   Company), (AMT), 6.70%, 8/1/21               4,659,165
      3,000        New Jersey EDA, (Garden State Paper
                   Co.), 7.125%, 4/1/22                         3,147,330

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                             $  2,250,141
      3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28                 3,174,360
      5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18                              5,516,484
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                1,457,430
      2,250        New Jersey EDA, (Kapkowsi Mall),
                   6.375%, 4/1/31                               2,174,918
      1,160        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                  1,191,065
      2,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   7.30%, 4/1/11                                2,040,600
      1,520        South Jersey Transportation Authority,
                   (Raytheon Aircraft), (AMT),
                   6.15%, 1/1/22                                1,398,886
-------------------------------------------------------------------------
                                                             $ 40,147,444
-------------------------------------------------------------------------
Insured-Education -- 0.5%
-------------------------------------------------------------------------
    $ 1,525        New Brunswick, Housing Authority,
                   (Rutgers University), (FGIC),
                   4.625%, 7/1/24                            $  1,318,561
-------------------------------------------------------------------------
                                                             $  1,318,561
-------------------------------------------------------------------------
Insured-General Obligations -- 0.9%
-------------------------------------------------------------------------
    $ 2,100        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), 5.80%, 4/1/35            $  2,134,881
-------------------------------------------------------------------------
                                                             $  2,134,881
-------------------------------------------------------------------------
Insured-Hospital -- 4.2%
-------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,505,563
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21              941,970
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               2,398,102
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       1,577,580
      2,750        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 4.75%, 7/1/28       2,366,458
      2,150        New Jersey Health Care Facilities
                   Financing Authority, (Virtua Health),
                   (FSA), 4.50%, 7/1/28                         1,770,805
-------------------------------------------------------------------------
                                                             $ 10,560,478
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.3%
-------------------------------------------------------------------------
    $ 5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                             $  5,577,495
      1,600        New Jersey EDA, (Educational Testing
                   Service), (MBIA), 4.75%, 5/15/25             1,411,952
      2,500        New Jersey EDA, (New Jersey American
                   Water Co. Inc.), (FGIC), (AMT),
                   5.375%, 5/1/32                               2,360,900
      1,150        New Jersey EDA, (New Jersey American
                   Water Co. Inc.), (FGIC), (AMT),
                   6.875%, 11/1/34                              1,247,635
-------------------------------------------------------------------------
                                                             $ 10,597,982
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.1%
-------------------------------------------------------------------------
    $ 2,500        Hudson County Improvement Authority,
                   Secondary Yield Curve Notes, (FGIC),
                   Variable Rate, 12/1/25(2)(4)              $  2,762,700
-------------------------------------------------------------------------
                                                             $  2,762,700
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.0%
-------------------------------------------------------------------------
    $ 3,555        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  3,069,529
      5,100        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 3/1/24             4,314,294
-------------------------------------------------------------------------
                                                             $  7,383,823
-------------------------------------------------------------------------
Insured-Transportation -- 7.0%
-------------------------------------------------------------------------
    $ 1,000        New Jersey Transportation Trust Fund
                   Authority, (Transportation System),
                   (FSA), 5.00%, 6/15/18                     $    946,220
      1,000        New Jersey Turnpike Authority, (MBIA),
                   5.75%, 1/1/19                                1,025,890
      2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                                2,240,860
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(4)             6,204,450
      1,750        Port Authority of New York and New
                   Jersey, (MBIA), 4.75%, 8/1/33                1,507,450
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,330,850
      1,250        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                      1,184,675
-------------------------------------------------------------------------
                                                             $ 17,440,395
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 2.8%
-------------------------------------------------------------------------
    $ 2,500        Middlesex County, Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                    $  2,715,450
      5,000        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               4,358,550
-------------------------------------------------------------------------
                                                             $  7,074,000
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.0%
-------------------------------------------------------------------------
    $   720        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    927,670
        785        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,014,142
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,575,224
      1,650        New Jersey EDA, (Economic Recovery),
                   0.00%, 9/15/09                               1,046,430
      5,500        New Jersey EDA, (Economic Recovery),
                   0.00%, 3/15/13                               2,805,495
-------------------------------------------------------------------------
                                                             $  7,368,961
-------------------------------------------------------------------------
Nursing Home -- 1.6%
-------------------------------------------------------------------------
    $ 1,370        New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22              $  1,456,228
      2,380        New Jersey EDA, (Victoria Health Corp.),
                   7.65%, 1/1/14                                2,446,926
-------------------------------------------------------------------------
                                                             $  3,903,154
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.5%
-------------------------------------------------------------------------
    $ 1,430        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,284,369
-------------------------------------------------------------------------
                                                             $  1,284,369
-------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
-------------------------------------------------------------------------
    $ 3,775        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(2)(4)    $  3,198,784
-------------------------------------------------------------------------
                                                             $  3,198,784
-------------------------------------------------------------------------
Transportation -- 17.2%
-------------------------------------------------------------------------
    $ 3,500        New Jersey Transportation Authority,
                   Variable Rate, 6/15/17(4)(2)              $  3,180,905
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       4,844,700
     19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/24                      20,314,990
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $14,650        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                  $ 14,465,996
-------------------------------------------------------------------------
                                                             $ 42,806,591
-------------------------------------------------------------------------
Water and Sewer -- 2.2%
-------------------------------------------------------------------------
    $ 6,000        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,321,160
         80        New Jersey Wastewater Treatment Trust,
                   6.875%, 6/15/09                                 81,751
         20        New Jersey Wastewater Treatment Trust,
                   7.00%, 6/15/10                                  20,439
-------------------------------------------------------------------------
                                                             $  5,423,350
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $245,018,182)                            $245,423,403
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $  2,976,114
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $248,399,517
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 24.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 14.4% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 4.5%
-------------------------------------------------------------------------
    $ 5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25          $  5,331,200
      2,645        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,726,730
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,752,031
-------------------------------------------------------------------------
                                                             $ 10,809,961
-------------------------------------------------------------------------
Certificates of Participation -- 0.8%
-------------------------------------------------------------------------
    $ 2,000        Cliff House Trust, (AMT),
                   6.625%, 6/21/27                           $  1,822,240
-------------------------------------------------------------------------
                                                             $  1,822,240
-------------------------------------------------------------------------
Cogeneration -- 2.5%
-------------------------------------------------------------------------
    $ 6,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13         $  5,864,940
-------------------------------------------------------------------------
                                                             $  5,864,940
-------------------------------------------------------------------------
Education -- 5.1%
-------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,114,509
      3,000        Pennsylvania Higher Education Facilities
                   Authority, (Delaware Valley College of
                   Science and Agriculture),
                   5.35%, 4/15/28                               2,545,950
      1,800        Pennsylvania Higher Education Facilities
                   Authority, (Geneva College),
                   5.375%, 4/1/23                               1,564,254
      3,000        Pennsylvania Higher Education Facilities
                   Authority, (University of Pennsylvania),
                   4.625%, 7/15/30                              2,492,550
      4,225        Scranton-Lackawanna Health & Welfare
                   Authority, (University of Scranton),
                   6.40%, 3/1/07                                4,400,464
-------------------------------------------------------------------------
                                                             $ 12,117,727
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.6%
-------------------------------------------------------------------------
    $ 7,500        Keystone Oaks School District, (AMBAC),
                   Prerefunded to 9/1/02, Variable Rate,
                   9/1/16(1)                                 $  8,100,000
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            4,831,250
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               1,631,360
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               1,710,504
      5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               1,830,873
-------------------------------------------------------------------------
                                                             $ 18,103,987
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 4.3%
-------------------------------------------------------------------------
    $ 5,600        Berks County, (FGIC), Partially
                   Prerefunded to 12/01/02, Variable Rate,
                   11/10/20(1)(2)                            $  6,216,000
      3,000        Dauphin County, 6.90%, 6/1/26                3,100,290
      1,000        Puerto Rico, 4.75%, 7/1/23                     881,000
-------------------------------------------------------------------------
                                                             $ 10,197,290
-------------------------------------------------------------------------
Health Care -- 0.2%
-------------------------------------------------------------------------
    $   500        Montgomery County Higher Education and
                   Health Authority Revenue, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                 $    490,060
-------------------------------------------------------------------------
                                                             $    490,060
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.4%
-------------------------------------------------------------------------
    $ 3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $  3,300,080
-------------------------------------------------------------------------
                                                             $  3,300,080
-------------------------------------------------------------------------
Hospital -- 11.8%
-------------------------------------------------------------------------
    $ 5,330        Allegheny County HDA, (St. Francis
                   Medical Center), 5.75%, 5/15/27           $  3,897,083
      2,000        Allegheny County HDA, (Villa
                   St. Joseph), 6.00%, 8/15/28                  1,650,680
      1,275        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15(3)        1,244,234
      2,170        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,292,865
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,017,692
      2,670        Indiana County Hospital Authority,
                   (Indiana Hospital), 7.125%, 7/1/23           2,804,595
      2,550        Monroeville Hospital Authority, (Forbes
                   Health System), 6.25%, 10/1/15               2,040,000
      1,375        Montgomery Hospital Authority,
                   (Montgomery Hospital Medical Center),
                   6.60%, 7/1/10                                1,360,164
      5,626        Philadelphia HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(4)                   1,954,969
      7,116        Philadelphia HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(4)                    2,472,827
      7,000        Washington County Hospital Authority,
                   (Monongahela Valley Hospital),
                   6.75%, 12/1/08                               7,292,250
-------------------------------------------------------------------------
                                                             $ 28,027,359
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 1.3%
-------------------------------------------------------------------------
    $     5        Pittsburgh Urban Redevelopment
                   Authority, 7.45%, 4/1/10                  $      5,126
      3,000        Pittsburgh Urban Redevelopment
                   Authority, (AMT), 7.10%, 4/1/24              3,153,120
-------------------------------------------------------------------------
                                                             $  3,158,246
-------------------------------------------------------------------------
Industrial Development Revenue -- 17.2%
-------------------------------------------------------------------------
    $ 6,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  5,949,351
      2,000        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                     2,019,280
      1,005        Clearfield County IDA, (Kmart Corp.),
                   6.80%, 5/15/07                               1,017,723
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                4,276,200
     11,000        New Morgan IDA, (New Morgan Landfill),
                   (AMT), 6.50%, 4/1/19(5)                      9,762,060
      5,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              5,632,275
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24(5)                            4,667,382
      6,500        Philadelphia IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19          6,356,740
      1,105        Shamokin IDA, (Kmart Corp.),
                   6.70%, 7/1/07                                1,111,597
-------------------------------------------------------------------------
                                                             $ 40,792,608
-------------------------------------------------------------------------
Insured-Education -- 1.8%
-------------------------------------------------------------------------
    $ 3,000        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  2,689,290
      1,805        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28            1,549,177
-------------------------------------------------------------------------
                                                             $  4,238,467
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.8%
-------------------------------------------------------------------------
    $ 3,500        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.00%, 6/1/21                             $  3,630,935
     10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                              11,026,800
      3,800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)     3,942,500
-------------------------------------------------------------------------
                                                             $ 18,600,235
-------------------------------------------------------------------------
Insured-General Obligations -- 12.9%
-------------------------------------------------------------------------
    $ 3,000        Butler School District, (FGIC),
                   4.75%, 10/1/22                            $  2,618,040
      1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                                 902,200
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          682,942
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                     $    643,427
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          606,059
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          569,495
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                  855,775
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                  845,381
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                  795,034
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,032,110
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17            921,711
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                1,579,306
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  279,290
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  437,780
      1,935        Lancaster, (FGIC), 4.50%, 5/1/28             1,591,731
      1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                                  678,921
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  858,800
      1,400        Penn Manor School District, (FGIC),
                   5.20%, 6/1/16                                1,437,058
      1,000        Philadelphia School District, (MBIA),
                   4.50%, 4/1/23                                  838,780
      3,650        Philadelphia School District, (MBIA),
                   4.75%, 4/1/27                                3,134,547
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,260,125
      1,000        Ridley School District, (FGIC),
                   5.00%, 11/15/29                                897,520
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  397,257
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,469,720
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,300,824
      1,000        Venango County, (AMBAC), 6.30%, 12/1/19      1,034,620
-------------------------------------------------------------------------
                                                             $ 30,668,453
-------------------------------------------------------------------------
Insured-Hospital -- 6.5%
-------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  1,617,938
      2,500        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.00%, 8/15/08                               2,585,025
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,461,376
      1,700        Dauphin County Hospital Authority,
                   (Pinnacle Health System), (MBIA),
                   5.00%, 8/15/27                               1,494,249
      3,000        Delaware County Hospital Authority,
                   (Riddle Memorial Hospital), (FSA),
                   5.00%, 1/1/28                                2,633,310
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,101,063
      4,000        Pennsylvania HEFA, (UPMC Health System),
                   (FSA), 5.00%, 8/1/29                         3,566,200

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                            $  1,093,763
-------------------------------------------------------------------------
                                                             $ 15,552,924
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
-------------------------------------------------------------------------
    $ 2,500        Pennsylvania Turnpike Commission Oil
                   Franchise, (AMBAC), Variable Rate,
                   12/1/27(1)(6)                             $  1,802,450
-------------------------------------------------------------------------
                                                             $  1,802,450
-------------------------------------------------------------------------
Insured-Transportation -- 0.6%
-------------------------------------------------------------------------
    $ 2,000        Southeastern Pennsylvania Transit
                   Authority, (FGIC), Variable Rate,
                   3/1/29(1)(6)                              $  1,429,340
-------------------------------------------------------------------------
                                                             $  1,429,340
-------------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
-------------------------------------------------------------------------
    $ 1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29             $  1,566,968
      1,000        Philadelphia Water and Wastewater,
                   (FGIC), 7.63%, 6/15/12(1)                    1,078,750
      1,500        Philadelphia Water and Wastewater,
                   (FGIC), 7.63%, 6/15/12(1)                    1,526,250
      2,490        Pittsburgh Water and Sewer Authority,
                   (FGIC), 4.75%, 9/1/16                        2,263,709
-------------------------------------------------------------------------
                                                             $  6,435,677
-------------------------------------------------------------------------
Nursing Home -- 4.3%
-------------------------------------------------------------------------
    $ 1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07        $  1,161,366
        190        Clarion County, IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03              184,629
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,491,410
      1,510        Green County, IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,316,524
      3,405        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,508,172
      1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27                985,050
      1,405        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,493,796
-------------------------------------------------------------------------
                                                             $ 10,140,947
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.5%
-------------------------------------------------------------------------
    $ 4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                             $  4,101,314
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
    $ 2,000        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29            $  1,773,800
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,385,239
-------------------------------------------------------------------------
                                                             $  8,260,353
-------------------------------------------------------------------------
Transportation -- 0.7%
-------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    919,930
        865        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(6)(7)         841,861
-------------------------------------------------------------------------
                                                             $  1,761,791
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $242,334,742)                            $233,575,135
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $  4,117,028
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $237,692,163
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 44.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.8% to 22.0% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  When-issued security.
 (4)  Non-income producing security.
 (5) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (7)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 3.5%
------------------------------------------------------------------------
     $  350        Bell County, Health Facilities, (Care
                   Institute, Inc.), 9.00%, 11/1/24          $   380,086
------------------------------------------------------------------------
                                                             $   380,086
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.7%
------------------------------------------------------------------------
     $  200        Bexar County, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                   $   235,586
        100        Harris County, Hospital District,
                   (Memorial), Prerefunded to 6/1/02,
                   7.125%, 6/1/15                                106,109
        150        Texas National Research Lab Super
                   Collider, Escrowed to Maturity,
                   6.95%, 12/1/12                                171,804
------------------------------------------------------------------------
                                                             $   513,499
------------------------------------------------------------------------
General Obligations -- 31.8%
------------------------------------------------------------------------
     $1,000        Bastrop Independent School District,
                   (PSF), 0.00%, 2/15/13                     $   507,070
      1,500        Grape-vine-Colleyville Independent
                   School District, (PSF), 0.00%, 8/15/25        339,720
        500        Houston, Independent School District,
                   (PSF), 4.75%, 2/15/26                         429,600
        200        Katy Independent School District,
                   4.75%, 2/15/27                                171,344
        500        Leander, 6.75%, 8/15/16                       551,470
      1,000        New Braunfels Independent School
                   District, (PSF), 0.00%, 2/1/13                508,140
        690        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.70%, 12/1/24                         709,306
        275        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.80%, 12/1/23                         285,774
------------------------------------------------------------------------
                                                             $ 3,502,424
------------------------------------------------------------------------
Hospital -- 9.2%
------------------------------------------------------------------------
     $  185        Bell County, (Heritage Oaks Healthcare),
                   6.70%, 6/1/29                             $   163,187
        330        Denison Hospital Authority, (Texoma
                   Medical Center), 7.10%, 8/15/04               325,684
        500        Tarrant County, (Methodist Health
                   System), 6.00%, 9/1/24                        525,220
------------------------------------------------------------------------
                                                             $ 1,014,091
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing -- 14.7%
------------------------------------------------------------------------
     $   65        Bexar County, HFC, 8.10%, 3/1/24          $    66,990
        500        Texas Department of Housing and
                   Community Affairs, (Meadow Ridge
                   Apartments), (AMT), 5.55%, 8/1/30             477,025
        500        Texas Department of Housing and
                   Community Affairs, (NHP
                   Foundation-Asmara), 6.40%, 1/1/27             506,775
        550        Travis County, HFC, (GNMA) (FNMA),
                   7.05%, 12/1/25                                566,835
------------------------------------------------------------------------
                                                             $ 1,617,625
------------------------------------------------------------------------
Industrial Development Revenue -- 7.1%
------------------------------------------------------------------------
     $  250        Abia Dev. Corp., (Austin Cargoport),
                   9.25%, 10/1/21                            $   273,695
        500        Trinity River Authority, (Texas
                   Instruments), (AMT), 6.20%, 3/1/20            509,555
------------------------------------------------------------------------
                                                             $   783,250
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.2%
------------------------------------------------------------------------
     $  500        Brazos River Authority (Houston Lighting
                   and Power Co.), (AMBAC), (AMT),
                   5.05%, 11/1/18                            $   451,140
        500        Lower Colorado River Authority Junior
                   Lien, (FGIC), 0.00%, 1/1/12                   273,345
        200        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          178,098
------------------------------------------------------------------------
                                                             $   902,583
------------------------------------------------------------------------
Insured-Hospital -- 9.6%
------------------------------------------------------------------------
     $  500        Harris County, HFC, (Hermann Hospital),
                   (MBIA), 6.375%, 10/1/24                   $   537,500
        500        Tyler County, HFC, (Mother Frances
                   Hospital), (FGIC), 6.50%, 7/1/22              524,260
------------------------------------------------------------------------
                                                             $ 1,061,760
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.5%
------------------------------------------------------------------------
     $  350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)                                 $   269,864
------------------------------------------------------------------------
                                                             $   269,864
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.4%
------------------------------------------------------------------------
     $  250        Rio Grande, Independent School District
                   Lease, 6.75%, 7/15/10                     $   263,198
------------------------------------------------------------------------
                                                             $   263,198
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Utilities-Electrical and Gas -- 3.8%
------------------------------------------------------------------------
     $  500        San Antonio, Electric and Natural Gas
                   Revenue, 4.50%, 2/1/21                    $   421,845
------------------------------------------------------------------------
                                                             $   421,845
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.5%
   (identified cost $10,494,957)                             $10,730,225
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%                       $   280,195
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $11,010,420
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 20.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 7.2% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $72,176,216        $30,680,138          $131,235,003          $82,790,253
   Unrealized appreciation
      (depreciation)                         849,491           (661,965)              781,255            1,375,472
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $73,025,707        $30,018,173          $132,016,258          $84,165,725
----------------------------------------------------------------------------------------------------------------------
Cash                                     $        --        $   198,548          $         --          $   240,392
Interest receivable                          680,262            396,072             1,298,540            1,184,225
Receivable for daily variation
   margin on open
   financial futures contracts                 2,250              1,000                 4,250                1,500
Prepaid expenses                                  --             14,642                20,676                   --
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $73,708,219        $30,628,435          $133,339,724          $85,591,842
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                      $        --        $        --          $    100,000          $        --
Due to bank                                   70,088                 --                84,673                   --
Payable to affiliate for Trustees'
   fees                                          100                 --                    --                   --
Accrued expenses                              14,028              8,758                18,396               15,374
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    84,216        $     8,758          $    203,069          $    15,374
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $73,624,003        $30,619,677          $133,136,655          $85,576,468
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $72,776,299        $31,280,563          $132,350,814          $84,199,378
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                 847,704           (660,886)              785,841            1,377,090
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $73,624,003        $30,619,677          $133,136,655          $85,576,468
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $47,429,619          $245,018,182           $242,334,742         $10,494,957
   Unrealized appreciation
      (depreciation)                          763,796               405,221             (8,759,607)            235,268
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $48,193,415          $245,423,403           $233,575,135         $10,730,225
------------------------------------------------------------------------------------------------------------------------
Cash                                      $   486,566          $     28,950           $  1,802,077         $   110,717
Receivable for investments sold                    --                    --                337,163                  --
Interest receivable                           652,240             2,947,883              3,273,676             161,737
Receivable for daily variation
   margin on open
   financial futures contracts                     --                    --                  7,500                  --
Prepaid expenses                               16,523                35,714                     --              15,053
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $49,348,744          $248,435,950           $238,995,551         $11,017,732
------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open
   financial futures contracts            $       437          $      3,750           $         --         $        --
Payable for when-issued securities            490,276                    --              1,269,517                  --
Payable to affiliate for Trustees'
   fees                                            78                    --                     --                  --
Accrued expenses                               10,065                32,683                 33,871               7,312
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   500,856          $     36,433           $  1,303,388         $     7,312
------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,847,888          $248,399,517           $237,692,163         $11,010,420
------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $48,131,915          $248,404,207           $246,457,725         $10,775,152
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                  715,973                (4,690)            (8,765,562)            235,268
------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $48,847,888          $248,399,517           $237,692,163         $11,010,420
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 4,937,160        $ 2,062,167           $ 8,476,848          $ 5,768,485
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 4,937,160        $ 2,062,167           $ 8,476,848          $ 5,768,485
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   291,302        $    75,588           $   581,800          $   355,554
Trustees fees and expenses                     8,969              2,520                13,128               10,215
Legal and accounting services                 51,512             20,684                26,874               50,542
Custodian fee                                 50,359             24,926                78,954               45,804
Miscellaneous                                 12,769              8,131                15,439               18,919
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   414,911        $   131,849           $   716,195          $   481,034
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     8,590        $    10,802           $    33,055          $        --
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     8,590        $    10,802           $    33,055          $        --
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   406,321        $   121,047           $   683,140          $   481,034
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 4,530,839        $ 1,941,120           $ 7,793,708          $ 5,287,451
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  (527,758)       $    (9,486)          $  (388,620)         $(1,675,035)
   Financial futures contracts                (1,488)             6,302                21,285               38,732
   Written options                                --             (5,327)              (22,830)                  --
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $  (529,246)       $    (8,511)          $  (390,165)         $(1,636,303)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(3,317,432)       $(1,669,441)          $(4,808,155)         $(2,821,594)
   Financial futures contracts                (1,787)             1,079                 4,586                1,618
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(3,319,219)       $(1,668,362)          $(4,803,569)         $(2,819,976)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(3,848,465)       $(1,676,873)          $(5,193,734)         $(4,456,279)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   682,374        $   264,247           $ 2,599,974          $   831,172
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 3,280,707          $ 17,202,166           $ 17,367,690         $  818,649
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,280,707          $ 17,202,166           $ 17,367,690         $  818,649
------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   158,394          $  1,216,412           $  1,223,892         $   21,272
Trustees fees and expenses                      8,789                20,170                 20,368                536
Legal and accounting services                  22,671                43,610                 81,494             19,739
Custodian fee                                  34,419               114,342                146,348             15,936
Miscellaneous                                  10,648                50,981                 77,417              4,669
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   234,921          $  1,445,515           $  1,549,519         $   62,152
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    11,319          $         --           $         --         $       --
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    11,319          $         --           $         --         $       --
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   223,602          $  1,445,515           $  1,549,519         $   62,152
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 3,057,105          $ 15,756,651           $ 15,818,171         $  756,497
------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  (607,081)         $    (11,015)          $    210,641         $ (291,804)
   Financial futures contracts                 (1,277)               (6,305)                11,827                 --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  (608,358)         $    (17,320)          $    222,468         $ (291,804)
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(1,965,079)         $(13,347,272)          $(15,716,004)        $ (374,388)
   Financial futures contracts                (47,823)             (409,911)                (5,955)                --
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(2,012,902)         $(13,757,183)          $(15,721,959)        $ (374,388)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,621,260)         $(13,774,503)          $(15,499,491)        $ (666,192)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   435,845          $  1,982,148           $    318,680         $   90,305
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,530,839        $  1,941,120         $  7,793,708          $  5,287,451
   Net realized loss                            (529,246)             (8,511)            (390,165)           (1,636,303)
   Net change in unrealized appreciation
      (depreciation)                          (3,319,219)         (1,668,362)          (4,803,569)           (2,819,976)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $    682,374        $    264,247         $  2,599,974          $    831,172
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  5,242,737        $  2,519,178         $  9,001,578          $  4,120,260
   Withdrawals                               (26,634,396)        (10,037,815)         (36,358,485)          (28,838,316)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(21,391,659)       $ (7,518,637)        $(27,356,907)         $(24,718,056)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(20,709,285)       $ (7,254,390)        $(24,756,933)         $(23,886,884)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,333,288        $ 37,874,067         $157,893,588          $109,463,352
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 73,624,003        $ 30,619,677         $133,136,655          $ 85,576,468
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  3,057,105          $ 15,756,651           $ 15,818,171         $   756,497
   Net realized gain (loss)                      (608,358)              (17,320)               222,468            (291,804)
   Net change in unrealized appreciation
      (depreciation)                           (2,012,902)          (13,757,183)           (15,721,959)           (374,388)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    435,845          $  1,982,148           $    318,680         $    90,305
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  3,948,681          $ 12,359,592           $  9,874,314         $   526,482
   Withdrawals                                (15,929,506)          (75,275,630)           (87,374,122)         (5,371,519)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(11,980,825)         $(62,916,038)          $(77,499,808)        $(4,845,037)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(11,544,980)         $(60,933,890)          $(77,181,128)        $(4,754,732)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $ 48,847,888          $248,399,517           $237,692,163         $11,010,420
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,318,760        $ 2,146,952          $  8,526,230          $  6,229,950
   Net realized gain                           1,622,656            811,139             1,435,275             2,217,392
   Net change in unrealized appreciation
      (depreciation)                          (4,960,999)        (2,289,165)           (5,177,956)           (6,686,327)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  1,980,417        $   668,926          $  4,783,549          $  1,761,015
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $ 13,039,976        $ 3,990,873          $ 15,311,591          $  5,494,726
   Withdrawals                               (23,779,211)        (6,586,932)          (27,156,440)          (28,028,857)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(10,739,235)       $(2,596,059)         $(11,844,849)         $(22,534,131)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (8,758,818)       $(1,927,133)         $ (7,061,300)         $(20,773,116)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $103,092,106        $39,801,200          $164,954,888          $130,236,468
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  3,484,876          $ 17,814,663           $ 18,951,880         $   927,072
   Net realized gain                              848,429             7,082,663              5,867,482             329,438
   Net change in unrealized appreciation
      (depreciation)                           (3,102,439)          (19,049,566)           (18,321,913)           (862,443)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $  1,230,866          $  5,847,760           $  6,497,449         $   394,067
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  6,142,642          $ 37,233,317           $ 25,746,805         $   980,095
   Withdrawals                                (13,964,317)          (62,376,808)           (76,902,838)         (3,446,497)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $ (7,821,675)         $(25,143,491)          $(51,156,033)        $(2,466,402)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $ (6,590,809)         $(19,295,731)          $(44,658,584)        $(2,072,335)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $ 66,983,677          $328,629,138           $359,531,875         $17,837,487
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     ARIZONA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.52%       0.49%      0.50%       0.50%         0.51%
   Expenses after custodian
      fee reduction                  0.51%       0.48%      0.48%       0.49%         0.50%
   Net investment income             5.67%       5.21%      5.27%       5.56%         5.53%
Portfolio Turnover                     25%         38%        23%         10%           18%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $73,624     $94,333     $103,092    $112,472    $129,862
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     COLORADO PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.39%       0.39%       0.40%       0.40%       0.40%
   Net expenses after
      custodian fee reduction        0.36%       0.35%       0.37%       0.36%       0.36%
   Net investment income             5.85%       5.36%       5.49%       5.86%       5.75%
Portfolio Turnover                     14%         33%         18%         14%         53%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $30,620     $37,874     $39,801     $42,624     $45,416
------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.42%
   Expenses after custodian
      fee reduction                                                                  0.38%
   Net investment income                                                             5.73%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   CONNECTICUT PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.50%       0.50%       0.51%       0.53%         0.52%
   Expenses after custodian
      fee reduction                 0.48%       0.48%       0.50%       0.53%         0.50%
   Net investment income            5.53%       5.15%       5.20%       5.50%         5.49%
Portfolio Turnover                    20%         18%          7%         11%           23%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $133,137    $157,894    $164,955    $174,978    $187,617
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MICHIGAN PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.52%      0.49%       0.50%       0.52%         0.54%
   Expenses after custodian
      fee reduction                  0.52%      0.48%       0.48%       0.50%         0.52%
   Net investment income             5.67%      5.10%       5.19%       5.45%         5.50%
Portfolio Turnover                     30%        31%         26%         16%           49%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $85,576     $109,463    $130,236    $150,224    $173,465
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    MINNESOTA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%       0.46%       0.47%       0.47%       0.48%
   Expenses after custodian
      fee reduction                  0.43%       0.44%       0.45%       0.44%       0.46%
   Net investment income             5.81%       5.28%       5.28%       5.71%       5.69%
Portfolio Turnover                     12%         19%         23%         22%         45%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $48,848     $60,393     $66,984     $70,674     $76,090
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    NEW JERSEY PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.54%       0.53%       0.54%       0.54%         0.53%
   Expenses after custodian
      fee reduction                 0.54%       0.52%       0.52%       0.52%         0.52%
   Net investment income            5.91%       5.39%       5.52%       5.84%         5.82%
Portfolio Turnover                    26%         32%         14%         24%           39%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $248,400    $309,333    $328,629    $352,772    $386,244
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   PENNSYLVANIA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.58%       0.54%       0.54%       0.55%         0.54%
   Expenses after custodian
      fee reduction                 0.58%       0.50%       0.50%       0.51%         0.50%
   Net investment income            5.92%       5.49%       5.66%       5.96%         5.90%
Portfolio Turnover                    18%         27%         13%         17%           30%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $237,692    $314,873    $359,532    $402,221    $448,182
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      TEXAS PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.48%       0.39%       0.38%       0.37%       0.32%
   Net expenses after
      custodian fee reduction        0.48%       0.36%       0.35%       0.35%       0.27%
   Net investment income             5.79%       5.50%       5.58%       5.79%       5.81%
Portfolio Turnover                     35%         55%         17%         17%         39%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $11,010     $15,765     $17,837     $21,676     $24,367
------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.42%
   Expenses after custodian
      fee reduction                                                                  0.37%
   Net investment income                                                             5.71%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  291,302            0.36%
    Colorado                                      75,588            0.23%
    Connecticut                                  581,800            0.41%
    Michigan                                     355,554            0.38%
    Minnesota                                    158,394            0.30%
    New Jersey                                 1,216,412            0.46%
    Pennsylvania                               1,223,892            0.46%
    Texas                                         21,272            0.16%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2000 were as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 19,406,091
    Sales                                       36,476,082

    COLORADO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  4,678,698
    Sales                                       10,643,554

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 28,163,159
    Sales                                       45,867,541

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 27,601,481
    Sales                                       47,276,154

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  6,411,225
    Sales                                       15,846,085

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 68,086,835
    Sales                                      117,229,413

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 46,708,313
    Sales                                      110,180,535
    TEXAS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  4,559,456
    Sales                                        8,691,272

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2000, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 72,176,216
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,769,467
    Gross unrealized depreciation               (2,919,976)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    849,491
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 30,680,138
    ------------------------------------------------------
    Gross unrealized appreciation             $    702,956
    Gross unrealized depreciation               (1,364,921)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (661,965)
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $131,235,003
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,046,435
    Gross unrealized depreciation               (3,265,180)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    781,255
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 82,790,253
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,020,687
    Gross unrealized depreciation               (2,645,215)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,375,472
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 47,429,619
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,879,704
    Gross unrealized depreciation               (1,115,908)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    763,796
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $245,027,029
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,432,424
    Gross unrealized depreciation              (10,036,050)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    396,374
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $242,384,348
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,114,626
    Gross unrealized depreciation              (16,923,839)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (8,809,213)
    ------------------------------------------------------

    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 10,494,957
    ------------------------------------------------------
    Gross unrealized appreciation             $    520,291
    Gross unrealized depreciation                 (285,023)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    235,268
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2000, the Connecticut Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2000.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2000 is as follows:

                                    FUTURES
                                    CONTRACTS                                         NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Arizona                         9/00        18 U.S. Treasury Bond     Short         $  (1,787)
    ------------------------------------------------------------------------------------------------
    Colorado                        9/00        8 U.S. Treasury Bond      Short         $   1,079
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/00        34 U.S. Treasury Bond     Short         $   4,586
    ------------------------------------------------------------------------------------------------
    Michigan                        9/00        6 U.S. Treasury Bond      Short         $   1,618
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/00        14 U.S. Treasury Bond     Short         $ (47,823)
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/00        120 U.S. Treasury Bond    Short         $(409,911)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/00        60 U.S. Treasury Bond     Short         $  (5,955)

   At July 31, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO, PENNSYLVANIA MUNICIPALS PORTFOLIO AND TEXAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio as of July 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2000 and 1999 and supplementary data for each of the years in the five year period ended
July 31, 2000. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio at July 31, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 8, 2000

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE PORTFOLIOS
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF THE FUNDS
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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313-9/00                                                                  8CSRC